    As filed with the Securities and Exchange Commission on December 28, 1998
                                                        1933 Act File No. 33-572
                                                      1940 Act File No. 811-4409
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933       [x]
                         POST-EFFECTIVE AMENDMENT NO. 77    [x]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940   [x]
                                AMENDMENT NO. 79            [x]

                          EATON VANCE MUNICIPALS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 24 Federal Street, Boston, Massachusetts 02110
                 ----------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

         ALAN R. DYNNER, 24 Federal Street, Boston, Massachusetts 02110
                              -------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[x] on January 1, 1999 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.


     Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio have also executed this Registration Statement.
  LOGO

          Mutual Funds
                   for
                People
               Who Pay
                 Taxes









                       EATON VANCE ALABAMA MUNICIPALS FUND

                      EATON VANCE ARKANSAS MUNICIPALS FUND

                       EATON VANCE GEORGIA MUNICIPALS FUND

                      EATON VANCE KENTUCKY MUNICIPALS FUND

                      EATON VANCE LOUISIANA MUNICIPALS FUND

                      EATON VANCE MARYLAND MUNICIPALS FUND

                      EATON VANCE MISSOURI MUNICIPALS FUND

                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND

                       EATON VANCE OREGON MUNICIPALS FUND

                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND

                      EATON VANCE TENNESSEE MUNICIPALS FUND

                      EATON VANCE VIRGINIA MUNICIPALS FUND




                    MUTUAL FUNDS PROVIDING TAX-EXEMPT INCOME



                                PROSPECTUS DATED
                                 JANUARY 1, 1999


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Information in this prospectus
                                          Page                                  Page
------------------------------------------------------------------------------------
Fund Summaries                              2      Sales Charges                 17
Investment Objectives, Policies and Risks   15     Redeeming Shares              19
Management and Organization                 16     Shareholder Account Features  19
Valuing Shares                              17     Tax Information               20
Purchasing Shares                           17     Financial Highlights          25
------------------------------------------------------------------------------------



            THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE
                FUNDS AND THE SERVICES AVAILABLE TO SHAREHOLDERS.
                          PLEASE SAVE IT FOR REFERENCE.

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipal Fund. You will find more specific information about each Fund in the pages that follow.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The purpose of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Each Fund primarily invests in investment grade municipal obligations. The portfolio manager will purchase and sell securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio manager may also trade securities to minimize taxable capital gains to shareholders.

Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

PRINCIPAL RISK FACTORS

The value of Fund shares may change when interest rates change. When interest rates rise, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time.

Each Fund is non-diversified, which means that it may invest a larger portion of its assets in the obligations of a limited number of issuers than a diversified fund. Because a significant portion of assets is invested in obligations of issuers located in a single state, the Fund is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings. In addition, each Fund may invest up to 25% of its assets in obligations of below investment grade quality (so-called "junk bonds"). Because lower quality obligations are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in high quality obligations. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch/IBCA ("Fitch") are contained in the Fund-specific summaries that follow this page.

Each Fund may concentrate in certain types of municipal obligations (such as housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. No Fund is a complete investment program and you may lose money by investing. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                      EATON VANCE ALABAMA MUNICIPALS FUND


The Alabama Fund seeks to provide current income exempt from regular federal income taxes and Alabama state personal income taxes. Alabama general obligations are currently rated AA, Aa and AA, by S&P, Moody's and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Alabama Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not a reflect sales charge. If the sales charge was reflected, the returns would be lower.

          13.8%     -8.3%     17.7%     1.8%      8.0%
          1993      1994      1195      1196      1197

The Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---7.33% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 3.87%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 34.45%) for Class A shares were 3.99% and 6.06%, respectively, and for Class B shares were 3.39% and 5.17%, respectively. For current yield information call 1-800-225-6265.

                                                                       One      Five      Life of
 Average Annual Total Return as of December 31, 1997                   Year     Years       Fund
---------------------------------------------------------------------------------------------------
 Class A Shares                                                        3.6%      5.3%       6.1%
 Class B Shares                                                        3.2%      5.9%       6.7%
 Lehman Brothers Municipal Bond Index                                  9.2%      7.4%       7.7%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 1, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

Alabama Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                     Class A             Class B
-----------------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)      4.75%                None
Maximum Deferred Sales Charge (as a percentage of the
    lower of net asset value at time of purchase or
    time of redemption)                                        None                5.00%
Sales Charge Imposed on Reinvested Distributions               None                None
Exchange Fee                                                   None                None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)                 Class A             Class B
-----------------------------------------------------------------------------------------
Management Fees                                               0.37%               0.37%
Distribution and Service (12b-1) Fees                         0.00%               0.94%
Other Expenses*                                               0.41%               0.26%
                                                              -----               -----
Total Annual Fund Operating Expenses                          0.78%               1.57%

*Other Expenses for Class A shares includes a service fee of 0.15%.


Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $551      $712    $   888      $ 1,395
 Class B shares                         $660      $896    $ 1,055      $ 1,867

You would pay the following expenses if you did not redeem your shares:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                          $551       $712      $888      $ 1,395
 Class B shares                          $160       $496      $855      $ 1,867

                      EATON VANCE ARKANSAS MUNICIPALS FUND

The Arkansas Fund seeks to provide current income exempt from regular federal income taxes and Arkansas state personal income taxes. Arkansas general obligation bonds are rated Aa and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligation bonds.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Arkansas Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

          13.8%     -8.3%     17.7%     1.8%      8.0%
          1993      1994      1995      1996      1997

The Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---7.47% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 4.34%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 35.83%) for Class A shares were 4.39% and 6.84%, respectively, and for Class B shares were 3.75% and 5.84%, respectively. For current yield information call 1-800-225-6265.

                                                                       One          Five          Life of
 Average Annual Total Return as of December 31, 1997                   Year         Years           Fund
----------------------------------------------------------------------------------------------------------
 Class A Shares                                                        3.6%         5.7%           5.9%
 Class B Shares                                                        3.0%         5.8%           6.2%
 Lehman Brothers Municipal Bond Index                                  9.2%         7.4%           7.7%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 9, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

ARKANSAS FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)                              Class A          Class B
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)                 4.75%           None
Maximum Deferred Sales Charge (as a percentage of the lower
 of net asset value at time of purchase or time of redemption)           None            5.00%
Sales Charge Imposed on Reinvested Distributions                         None            None
Exchange Fee                                                             None            None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)                Class A     Class B
--------------------------------------------------------------------------------
 Management Fees                                              0.31%        0.31%
 Distribution and Service (12b-1) Fees                        0.00%        0.94%
 Other Expenses*                                              0.42%        0.28%
                                                              -----        -----
 Total Annual Fund Operating Expenses                         0.73%        1.53%

* Other Expenses for Class A shares includes a service fee of 0.14%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $546        $697     $  862      $ 1,338
 Class B shares                         $656        $883     $1,034      $ 1,824

You would pay the following expenses if you did not redeem your shares:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                          $546       $697       $862      $ 1,338
 Class B shares                          $156       $483       $834      $ 1,824

                      Eaton Vance Georgia Municipals Fund

The Georgia Fund seeks to provide current income exempt from regular federal income taxes and Georgia state personal income taxes. Georgia general obligation bonds are rated AAA, Aaa and AAA by S&P, Moody's and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Georgia Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.


          7.5%      12.1%     -9.6%     16.4%     2.9%      8.2%
          1992      1993      1994      1995      1996      1997

The Fund's highest quarterly total return was 7.57% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---7.11% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 4.44%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 35.14%) for Class A shares were 4.32% and 6.66%, respectively, and for Class B shares were 3.79% and 5.84%, respectively. For current yield information call 1-800-225-6265.

                                                        One           Five         Life of
Average Annual Total Return as of December 31, 1997     Year          Years           Fund
---------------------------------------------------------------------------------------------------------------
Class A Shares                                           3.6%          4.7%           5.1%
Class B Shares                                           3.2%          5.3%           5.9%
Lehman Brothers Municipal Bond Index                     9.2%          7.4%           7.6%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on December 23, 1991. Life of Fund returns are calculated from December 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

GEORGIA FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                        Class A           Class B
------------------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)           4.75%             None
Maximum Deferred Sales Charge (as a percentage of the lower
 of net asset value at time of purchase or time of redemption)     None              5.00%
Sales Charge Imposed on Reinvested Distributions                   None              None
Exchange Fee                                                       None              None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)               Class A     Class B
--------------------------------------------------------------------------------
 Management Fees                                              0.37%       0.37%
 Distribution and Service (12b-1) Fees                        0.00%       0.93%
 Other Expenses*                                              0.47%       0.27%
                                                              -----       -----
 Total Annual Fund Operating Expenses                         0.84%       1.57%

* Other Expenses for Class A shares includes a service fee of 0.20%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $557        $730        919      $1,463
 Class B shares                        $660        $896     $1,055      $1,867

You would pay the following expenses if you did not redeem your shares:

                                      1 Year     3 Years    5 Years    10 Years
-------------------------------------------------------------------------------
 Class A shares                         $557       $730       $919      $1,463
 Class B shares                         $160       $496       $855      $1,867

                      EATON VANCE KENTUCKY MUNICIPALS FUND

The Kentucky Fund seeks to provide current income exempt from regular federal income taxes and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. There are currently no Kentucky general obligations outstanding.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Kentucky Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

          7.3%      12.6%     -9.3%     18.0%     2.4%      8.92%
          1992      1993      1994      1995      1996      1997

The Fund's highest quarterly total return was 8.21% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---7.52% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 4.27%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 35.14%) for Class A shares were 4.07% and 6.28%, respectively, and for Class B shares were 3.55% and 5.47%, respectively. For current yield information call 1-800-225-6265.

                                                                         One          Five           Life of
 Average Annual Total Return as of December 31, 1997                     Year         Years           Fund
-------------------------------------------------------------------------------------------------------------
 Class A Shares                                                          4.4%          5.2%           5.5%
 Class B Shares                                                          3.9%          5.8%           6.3%
 Lehman Brothers Municipal Bond Index                                    9.2%          7.4%           7.6%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on December 23, 1991. Life of Fund returns are calculated from December 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

KENTUCKY FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

  Shareholder Fees
  (fees paid directly from your investment)                  Class A     Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)       4.75%       None
Maximum Deferred Sales Charge (as a percentage of the
  lower of net asset value at time of purchase or time
  of redemption)                                               None        5.00%
Sales Charge Imposed on Reinvested Distributions               None        None
Exchange Fee                                                   None        None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)                Class A     Class B
--------------------------------------------------------------------------------
Management Fees                                               0.40%       0.40%
Distribution and Service (12b-1) Fees                         0.00%       0.94%
Other Expenses*                                               0.43%       0.23%
                                                              -----       -----
Total Annual Fund Operating Expenses                          0.83%       1.57%

* Other Expenses for Class A shares includes a service fee of 0.20%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $556        $727     $  914      $1,452
 Class B shares                         $660        $896     $1,055      $1,867

You would pay the following expenses if you did not redeem your shares:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                          $556       $727      $914      $1,452
 Class B shares                          $160       $496      $855      $1,867

                     EATON VANCE LOUISIANA MUNICIPALS FUND

The Louisiana Fund seeks to provide current income exempt from regular federal income taxes and Louisiana state individual and corporate income taxes. Louisiana general obligation bonds are rated A- (with a stable outlook) and A3 by S&P and Moody's, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Louisiana Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.


          15.3%          -10.3%         16.4%          3.1%      8.3%
          1993           1994           1995           1996      1997

The Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---8.62% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 4.87%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 35.14%) for Class A shares were 4.64% and 7.15%, respectively, and for Class B shares were 4.12% and 6.35%, respectively. For current yield information call 1-800-225-6265.

                                                                     One           Five         Life of
Average Annual Total Return as of December 31, 1997                  Year         Years           Fund
--------------------------------------------------------------------------------------------------------
Class A Shares                                                       4.1%          6.1%           6.4%
Class B Shares                                                       3.3%          5.8%           6.3%
Lehman Brothers Municipal Bond Index                                 9.2%          7.4%           7.7%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 14, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.


Louisiana Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                    Class A     Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)      4.75%       None
Maximum Deferred Sales Charge (as a percentage of the
  lower of net asset value at time of purchase or time
  of redemption)                                              None        5.00%
Sales Charge Imposed on Reinvested Distributions              None        None
Exchange Fee                                                  None        None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)                Class A     Class B
--------------------------------------------------------------------------------
Management Fees                                               0.22%       0.22%
Distribution and Service (12b-1) Fees                         0.00%       0.93%
Other Expenses*                                               0.49%       0.34%
                                                              -----       -----
Total Annual Fund Operating Expenses                          0.71%       1.49%

* Other Expenses for Class A shares includes a service fee of 0.15%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $544        $691     $  851      $1,316
 Class B shares                         $652        $871     $1,013      $1,779

You would pay the following expenses if you did not redeem your shares:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $544          $691      $851       $1,316
 Class B shares                        $152          $471      $813       $1,779

                      EATON VANCE MARYLAND MUNICIPALS FUND

The Maryland Fund seeks to provide current income exempt from regular federal income taxes and Maryland state and local income taxes. Maryland general obligation bonds are rated AAA, Aaa and AAA by S&P, Moody's and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Maryland Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

               13.2%     -9.9%     18.9%     2.8%      8.6%
               1993      1994      1995      1996      1997

The Fund's highest quarterly total return was 8.67% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---8.20% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 3.97%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 36.38%) for Class A shares were 4.10% and 6.44%, respectively, and for Class B shares were 3.58% and 5.63%, respectively. For current yield information call 1-800-225-6265.

                                                                         One           Five         Life of
 Average Annual Total Return as of December 31, 1997                     Year         Years           Fund
---------------------------------------------------------------------------------------------------------------
 Class A Shares                                                          4.3%          5.6%           6.1%
 Class B Shares                                                          3.6%          5.9%           6.6%
 Lehman Brothers Municipal Bond Index                                    9.2%          7.4%           7.8%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 10, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on February 3, 1992. Life of Fund returns are calculated from February 29, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

Maryland Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                  Class A       Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)     4.75%         None
Maximum Deferred Sales Charge (as a percentage of the
  lower of net asset value at time of purchase or time
  of redemption)                                             None         5.00%
Sales Charge Imposed on Reinvested Distributions             None          None
Exchange Fee                                                 None          None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)              Class A       Class B
--------------------------------------------------------------------------------
 Management Fees                                            0.38%         0.38%
 Distribution and Service (12b-1) Fees                      0.00%         0.93%
 Other Expenses*                                            0.44%         0.25%
                                                            -----         -----
 Total Annual Fund Operating Expenses                       0.82%         1.56%

* Other Expenses for Class A shares includes a service fee of 0.19%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $555        $724      $ 908      $1,440
 Class B shares                         $659        $893     $1,050      $1,856

You would pay the following expenses if you did not redeem your shares:

                                       1 Year    3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $555        $724       $908      $1,440
 Class B shares                         $159        $493       $850      $1,856

                      EATON VANCE MISSOURI MUNICIPALS FUND

The Missouri Fund seeks to provide current income exempt from regular federal income taxes and Missouri state personal income taxes. Missouri general obligation bonds are rated AAA, Aaa and AAA by S&P, Moody's and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Missouri Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change from year-to-year. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

          13.6%       -9.3%       19.4%       2.8%      9.1%
          1993        1994        1995        1996      1997

The Fund's highest quarterly total return was 8.55% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---7.72% for the quarter ended March 31, 1994. The total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 4.91%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 35.14%) for Class A shares were 4.25% and 6.55%, respectively, and for Class B shares were 3.70% and 5.70%, respectively. For current yield information call 1-800-225-6265.

                                                                     One           Five         Life of
 Average Annual Total Return as of December 31, 1997                 Year         Years           Fund
--------------------------------------------------------------------------------------------------------
 Class A Shares                                                      4.8%          5.9%           6.7%
 Class B Shares                                                      4.1%          6.3%           7.2%
 Lehman Brothers Municipal Bond Index                                9.2%          7.4%           7.7%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 1, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

Missouri Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                    Class A     Class B
-------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)       4.75%       None
Maximum Deferred Sales Charge (as a percentage of the
  lower of net asset value at time of purchase or time
  of         redemption)                                        None      5.00%
Sales Charge Imposed on Reinvested Distributions                None       None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)                Class A     Class B
--------------------------------------------------------------------------------
Management Fees                                               0.35%       0.35%
Distribution and Service (12b-1) Fees                         0.00%       0.93%
Other Expenses*                                               0.44%       0.28%
                                                              -----       ------
 Total Annual Fund Operating Expenses                         0.79%       1.56%

* Other Expenses for Class A shares includes a service fee of 0.16%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $552       $715       $  893     $1,406
 Class B shares                         $659       $893       $1,050     $1,856

You would pay the following expenses if you did not redeem your shares:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                          $552       $715      $893       $1,406
 Class B shares                          $159       $493      $850       $1,856

                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND

The North Carolina Fund seeks to provide current income exempt from regular federal income taxes and North Carolina state personal income taxes. North Carolina general obligation bonds are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the North Carolina Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

     2.6%      8.1%      11.5%     -9.3%     16.7%     2.0%      8.5%
     1991      1992      1993      1994      1995      1996      1997

The Fund's highest quarterly total return was 7.90% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---7.11% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 4.98%. For the 30-days ended August 31, 1998, the yield and tax- equivalent yield (assuming a combined state and federal tax rate of 36.35%) for Class A shares were 4.22% and 6.63%, respectively, and for Class B shares were 3.61% and 5.67%, respectively. For current yield information call 1-800-225-6265.

                                                                        One           Five         Life of
 Average Annual Total Return as of December 31, 1997                    Year         Years           Fund
-----------------------------------------------------------------------------------------------------------
 Class A Shares                                                         4.2%          4.8%           5.6%
 Class B Shares                                                         3.5%          5.2%           6.2%
 Lehman Brothers Municipal Bond Index                                   9.2%          7.4%           7.8%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 23, 1991. Life of Fund returns are calculated from October 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

NORTH CAROLINA FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                    Class A    Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)      4.75%       None
Maximum Deferred Sales Charge (as a percentage of the
  lower of net asset value at time of purchase or time
  of redemption)                                              None        5.00%
Sales Charge Imposed on Reinvested Distributions              None        None
Exchange Fee                                                  None        None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)                Class A     Class B
--------------------------------------------------------------------------------
Management Fees                                               0.42%       0.42%
Distribution and Service (12b-1) Fees                         0.00%       0.94%
Other Expenses*                                               0.41%       0.22%
                                                              -----       -----
 Total Annual Fund Operating Expenses                         0.83%       1.58%

* Other Expenses for Class A shares includes a service fee of 0.19%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $556        $727       $914      $1,452
 Class B shares                         $661        $899     $1,060      $1,878

You would pay the following expenses if you did not redeem your shares:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $556        $727      $914        $1,452
 Class B shares                         $161        $499      $860        $1,878

                       EATON VANCE OREGON MUNICIPALS FUND

The Oregon Fund seeks to provide current income exempt from regular federal income taxes and Oregon state personal income taxes. Oregon general obligation bonds are rated AA-, Aa and AA by S&P, Moody's and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Oregon Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

          9.4%      13.4%     -9.5%     18.0%     1.7%      7.2%
          1992      1992      1994      1995      1996      1997

The Fund's highest quarterly total return was 8.41% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---7.40% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 5.04%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 37.21%) for Class A shares were 4.29% and 6.67%, respectively, and for Class B shares were 3.64% and 5.80%, respectively. For current yield information call 1-800-225-6265.

                                                                         One           Five         Life of
 Average Annual Total Return as of December 31, 1997                     Year         Years           Fund
-------------------------------------------------------------------------------------------------------------
 Class A Shares                                                          2.9%         5.1%          5.8%
 Class B Shares                                                          2.2%         5.4%          6.3%
 Lehman Brothers Municipal Bond Index                                    9.2%         7.4%          7.6%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 28, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on December 24, 1991. Life of Fund returns are calculated from December 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

OREGON FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                   Class A      Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)      4.75%        None
Maximum Deferred Sales Charge (as a percentage of the
  lower of net asset value at time of purchase or time
   of redemption)                                              None       5.00%
Sales Charge Imposed on Reinvested Distributions               None       None
Exchange Fee                                                   None       None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)               Class A      Class B
--------------------------------------------------------------------------------
Management Fees                                              0.39%        0.39%
Distribution and Service (12b-1) Fees                        0.00%        0.93%
Other Expenses*                                              0.39%        0.24%
                                                             -----        -----
Total Annaul Fund Operating Expenses                         0.78%        1.56%

* Other Expenses for Class A shares includes a service fee of 0.15%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $551         $712      $ 888      $1,395
 Class B shares                        $659         $893     $1,050      $1,856

You would pay the following expenses if you did not redeem your shares:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                        $551    $712    $888      $1,395
 Class B shares                        $159    $493    $850      $1,856

                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND

The South Carolina Fund seeks to provide current income exempt from regular federal income taxes and South Carolina state personal income taxes. South Carolina general obligation bonds are rated Aaa, AAA and AAA, by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the South Carolina Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

               13.4%     -9.7%     17.3%     2.5%      8.3%
               1993      1994      1995      1996      1997

The Fund's highest quarterly total return was 7.89% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---7.80% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 5.10%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 35.83%) for Class A shares were 4.25% and 6.62%, respectively, and for Class B shares were 3.74% and 5.83%, respectively. For current yield information call 1-800-225-6265.

                                                                        One           Five         Life of
 Average Annual Total Return as of December 31, 1997                    Year         Years           Fund
------------------------------------------------------------------------------------------------------------
 Class A Shares                                                         3.6%          5.4%           5.5%
 Class B Shares                                                         3.3%          5.6%           5.9%
 Lehman Brothers Municipal Bond Index                                   9.2%          7.4%           7.7%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 14, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

SOUTH CAROLINA FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                   Class A      Class B
-------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)     4.75%        None
Maximum Deferred Sales Charge (as a percentage of the
  lower of net asset value at time of purchase or time
  of redemption)                                              None        5.00%
Sales Charge Imposed on Reinvested Distributions              None        None
Exchange Fee                                                  None        None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)              Class A       Class B
--------------------------------------------------------------------------------
Management Fees                                              0.29%        0.29%
Distribution and Service (12b-1) Fees                        0.00%        0.94%
Other Expenses*                                              0.48%        0.29%
                                                             -----        -----
 Total Annual Fund Operating Expenses                        0.77%        1.52%

* Other Expenses for Class A shares includes a service fee of 0.19%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                    $550        $709       $ 883      $1,384
 Class B shares                    $655        $880      $1,029      $1,813

You would pay the following expenses if you did not redeem your shares:

                                    1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                      $550      $709       $883      $1,384
 Class B shares                      $155      $480       $829      $1,813

                     EATON VANCE TENNESSEE MUNICIPALS FUND

The Tennessee Fund seeks to provide current income exempt from regular federal income taxes and Tennessee state personal income taxes. Tennessee's general obligation bonds are rated AA+, Aaa and AAA, by S&P, Moody's and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Tennessee Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

          14.5%          -9.6%      18.9%          2.6%      8.4%
          1993           1994       1995           1996      1997

The Fund's highest quarterly total return was 8.58% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---7.57% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 4.42%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 35.14%) for Class A shares were 4.33% and 6.63%, respectively, and for Class B shares were 3.71% and 5.72%, respectively. For current yield information call 1-800-225-6265.

                                                                        One           Five         Life of
 Average Annual Total Return as of December 31, 1997                    Year         Years           Fund
----------------------------------------------------------------------------------------------------------
 Class A Shares                                                         4.2%          5.8%           6.1%
 Class B Shares                                                         3.4%          6.2%           6.5%
 Lehman Brothers Municipal Bond Index                                   9.2%          7.4%           7.4%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 9, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on August 25, 1992. Life of Fund returns are calculated from August 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

TENNESSEE FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                 Class A        Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)    4.75%         None
Maximum Deferred Sales Charge (as a percentageof the
  lower of net asset value at time of purchase or
  time of redemption)                                        None         5.00%
Sales Charge Imposed on Reinvested Distributions             None         None
Exchange Fee                                                 None         None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)             Class A        Class B
--------------------------------------------------------------------------------
Management Fees                                            0.30%          0.30%
Distribution and Service (12b-1) Fees                      0.00%          0.93%
Other Expenses*                                            0.37%          0.29%
                                                           -----          -----
 Total Annual Fund Operating Expenses                      0.67%          1.52%

* Other Expenses for Class A shares includes a service fee of 0.08%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $540   $   679    $   830      $ 1,270
 Class B shares                         $655   $   880    $ 1,029      $ 1,813

You would pay the following expenses if you did not redeem your shares:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                          $540       $679       $830      $1,270
 Class B shares                          $155       $480       $829      $1,813

                      EATON VANCE VIRGINIA MUNICIPALS FUND

The Virginia Fund seeks to provide current income exempt from regular federal income taxes and Virginia state personal income taxes. Virginia general obligation bonds are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Virginia Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1997 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

     6.8%      7.1%      11.6%      -8.9%       18.0%     2.2%      8.1%
     1991      1992      1993       1994        1995      1996      1997

The Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was ---6.51% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1997 to September 30, 1998) was 4.50%. For the 30-days ended August 31, 1998, the yield and tax-equivalent yield (assuming a combined state and federal tax rate of 34.97%) for Class A shares were 4.08% and 6.27%, respectively, and for Class B shares were 3.54% and 5.44%, respectively. For current yield information call 1-800-225-6265.

                                                                         One           Five         Life of
 Average Annual Total Return as of December 31, 1997                     Year         Years           Fund
------------------------------------------------------------------------------------------------------------
 Class A Shares                                                          3.9%          5.0%          6.1%
 Class B Shares                                                          3.1%          5.5%          6.7%
 Lehman Brothers Municipal Bond Index                                    9.2%          7.4%          8.1%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 17, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on July 26, 1991. Life of Fund returns are calculated from July 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index.

VIRGINIA FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                  Class A       Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (as a percentage of offering price)    4.75%          None
Maximum Deferred Sales Charge (as a percentage of the
  lower of net asset value at time of purchase or
  time of redemption)                                        None         5.00%
Sales Charge Imposed on Reinvested Distributions             None         None
Exchange Fee                                                 None         None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)             Class A        Class B
--------------------------------------------------------------------------------
Management Fees                                             0.41%         0.41%
Distribution and Service (12b-1) Fees                       0.00%         0.94%
Other Expenses*                                             0.44%         0.24%
                                                            -----         -----
 Total Annual Fund Operating Expenses                       0.85%         1.59%

* Other Expenses for Class A shares includes a service fee of 0.20%.

Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $558        $733      $ 924      $1,474
 Class B shares                         $662        $902     $1,066      $1,889

You would pay the following expenses if you did not redeem your shares:

                                       1 Year     3 Years     5 Years   10 Years
--------------------------------------------------------------------------------
 Class A shares                          $558       $733        $924      $1,474
 Class B shares                          $162       $502        $866      $1,889

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and other policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks to meet its investment objective by investing in a separate open-end management company (a "Portfolio") that has the same objective and policies as the Fund.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, are determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB or below have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments.

Under normal conditions, each Portfolio invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Portfolio may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa, while S&P rates them A.

Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type (such as those involving leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Portfolio more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer.

The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of an obligation. Lower rated obligations may be subject to greater price volatility than higher rated obligations. The amount of information available about the financial condition of issuers of municipal obligations generally is not as extensive as that available for publicly-traded corporations.

Each Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). Although they are volatile and may expose a Portfolio to leverage risk, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. Each Portfolio may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints.

Each Portfolio may invest in zero coupon bonds, which do not pay income currently. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. In addition, each Portfolio may also temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their value in varying interest rate climates.

Like most mutual funds, the Funds and Portfolios rely on computers in conducting daily business and processing information. There is a concern that on January 1, 2000 some computer programs will be unable to recognize the new year and as a consequence computer malfunctions will occur. Eaton Vance is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Funds and Portfolios that they are also taking steps to address the issue. There can, however, be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds and Portfolios or shareholders. The Year 2000 concern may also adversely impact issuers of obligations held by a Portfolio.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $30 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio and provides related office facilities and personnel. Under its investment advisory agreement with each Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                                   Annual             Daily
Category        Daily Net Assets                                  Asset Rate        Income Rate
-----------------------------------------------------------------------------------------------
  1             up to $20 million                                 0.100%             1.00%
  2             $20 million but less than $40 million             0.200%             2.00%
  3             $40 million but less than $500 million            0.300%             3.00%
  4             $500 million but less than $1 billion             0.275%             2.75%
  5             $1 billion but less than $1.5 billion             0.250%             2.50%
  6             $1.5 billion but less than $2 billion             0.225%             2.25%
  7             $2 billion but less than $3 billion               0.200%             2.00%
  8             $3 billion and over                               0.175%             1.75%

For the fiscal year ended August 31, 1998, each Portfolio paid advisory fees equivalent to the percentage of average daily net assets stated below.

                             Net Assets on
Portfolio                    August 31, 1998          Advisory Fee
--------------------------------------------------------------------------------
Alabama                        $ 94,776,703            0.37%
Arkansas                       $ 56,255,044            0.31%
Georgia                        $ 87,251,274            0.37%
Kentucky                       $112,635,280            0.40%
Louisiana                      $ 36,509,773            0.22%
Maryland                       $105,152,253            0.38%
Missouri                       $ 74,397,997            0.35%
North Carolina                 $152,930,124            0.42%
Oregon                         $103,755,097            0.39%
South Carolina                 $ 50,117,073            0.29%
Tennessee                      $ 53,708,707            0.30%
Virginia                       $151,257,470            0.41%

William H. Ahern is the portfolio manager of the Alabama Portfolio (since June 1, 1997) and the Kentucky Portfolio (since November 1, 1998). Timothy T. Browse is the portfolio manager of the Arkansas Portfolio and the Maryland Portfolio (since they commenced operations) and the Virginia Portfolio (since November 1,
1996). Cynthia J. Clemson is the portfolio manager of the Missouri Portfolio and the Tennessee Portfolio (since they commenced operations) and the Georgia Portfolio (since January 1, 1996). Robert B. MacIntosh is the portfolio manager of the Louisiana Portfolio and the North Carolina Portfolio (since January 1,
1996). Thomas M. Metzold is the portfolio manager of the Oregon Portfolio (since November 1,

1996). Thomas J. Fetter is the portfolio manager of the South Carolina Portfolio (since January 1, 1996). Each portfolio manager also manages other Eaton Vance portfolios, has been an employee of Eaton Vance for at least 5 years, and is a Vice President of Eaton Vance and BMR.

The investment adviser and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Eaton Vance serves as administrator of each Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

ORGANIZATION. Each Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. The Funds do not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The price of Fund shares is their net asset value, which is derived from Portfolio holdings. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. Your investment dealer must communicate your order to the principal underwriter by a specific time each day to receive that day's public offering price per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase Fund shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which class of shares suits your investment needs.

You may purchase Fund shares for cash or in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                                                Sales Charge         Sales Charge              Dealer Commission
                                                              as Percentage of       as Percentage of Net     as a Percentage of
 Amount of Purchase                                            Offering Price        Amount Invested             Offering Price
-----------------------------------------------------------------------------------------------------------------------------------
 Less than $25,000                                             4.75%                      4.99%                    4.50%
 $50,000 but less than $100,000                                4.50%                      4.71%                    4.25%
 $100,000 but less than $250,000                               3.75%                      3.90%                    3.50%
 $250,000 but less than $500,000                               3.00%                      3.09%                    2.75%
 $500,000 but less than $1,000,000                             2.00%                      2.04%                    2.00%
 $1,000,000 or more                                            0.00*                      0.00*                    1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 24 months of purchase.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they are subject to a 1.00% CDSC if redeemed within 24 months of purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase      CDSC
--------------------------------------------
 First or Second                         5%
 Third                                   4%
 Fourth                                  3%
 Fifth                                   2%
 Sixth                                   1%
 Seventh or following                    0%


The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares that are not subject to a CDSC.

REDUCING OR ELIMINATING SALES CHARGES. Front-end sales charges may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, sales charges are reduced if the current market value of your current holdings (shares at current offering price), plus your new purchases, reach $25,000 or more. Class A shares of other Eaton Vance funds owned by you can be included in your current holdings. Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. The principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until the statement is satisfied or the thirteen-month period expires. See the account application for details.

Class A shares are offered at net asset value through certain wrap fee programs and other programs sponsored by investment dealers that charge fees for their services. Ask your investment dealer for details. Certain persons associated with Eaton Vance, other advisers to Eaton Vance funds, the transfer agent, the custodian and investment dealers may purchase shares at net asset value.

The Class B CDSC is waived for redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value any portion or all of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Class B shares have adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees of .75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both classes pay service fees for personal and/ or account services not exceeding .20% of average daily net assets annually. Class A and Class B shares only pay service fees on shares that have been outstanding for twelve months.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail                        Send your  request  to the  transfer  agent
                               along with any certificates and stock powers. The request must be signed exactly as your
                               account  is   registered   and  signature
                               guaranteed.  You can obtain a signature
                               guarantee at certain banks,   savings  and  loan
                               institutions,   credit  unions, securities
                               dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone                 You can redeem up to $50,000 by calling the
                               transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m.
                               (eastern time). Proceeds of a telephone
                               redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, cannot be redeemed by telephone.

  Through an Investment Dealer Your investment  dealer is responsible for transmitting the order promptly. A dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 other than due to market decline, you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account for you. Share certificates are issued only on request.


DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

 .Full Reinvest Option       Dividends and capital gains are reinvested in
                            additional shares. This option will be assigned if you do not specify an option.
 .Partial Reinvest Option    Dividends are paid in cash and capital gains are
                            reinvested in additional shares.
 .Cash Option                Dividends and capital gains are paid in cash.
 .Exchange Option            Dividends and/or capital gains are reinvested in
                            additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND.  From time to time, you may be mailed the following:

 .Annual  and  Semi-Annual  Reports,   containing  performance   information  and
financial statements.

 .Periodic account statements, showing recent activity and total share balance.

 .Form 1099 and tax information needed to prepare your income tax returns.

 .Proxy materials, in the event a shareholder vote is required.

 .Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a monthly or quarterly basis by establishing a systematic withdrawal plan. For Class B shares, your withdrawals will not be subject to a CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to a sales charge, you should not make withdrawals from your account while you are making purchases.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you have held Class A shares for less than six months, an additional sales charge may apply if you exchange. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, you may write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges within twelve months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. The transfer agent and the principal underwriter have procedures in place to authenticate telephone instructions (such as verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone transactions and you bear the risk of possible loss resulting from telephone transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION
Each Fund declares dividends daily. Each Fund ordinarily pays distributions each month for Class A shares on the last day and for Class B shares on the fifteenth day. If the payment date is not a business day, the payment will be made on the business day thereafter. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes the entire distribution, whether paid in cash or reinvested in additional shares, ordinarily will constitute tax-exempt income to you.

Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as such. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations.

 Shareholders, particularly corporations and those subject to state alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.


ALABAMA TAXES. In the opinion of Bradley, Arant, Rose & White, special Alabama tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.


ARKANSAS TAXES. In the opinion of special Arkansas tax counsel, under Arkansas law, as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration obtained when the Portfolio commenced operations.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.

GEORGIA TAXES. In the opinion of Powell, Goldstein, Frazer & Murphy, special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of the U.S., Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.

KENTUCKY TAXES. In the opinion of Wyatt, Tarrant & Combs, special Kentucky tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income taxes of the Commonwealth of Kentucky will not be subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or its political subdivisions, obligations of the United States, or obligations of the government of Puerto Rico, the U.S. Virgin Islands or Guam. To the extent that distributions from the Kentucky Fund are included in a corporate shareholder's surplus, they will be subject to the Kentucky license (franchise) tax that is based on net worth. To the extent that the Portfolio's holdings consist of obligations of the Commonwealth of Kentucky or its political subdivisions and the balance are obligations of the United States, shares in the Kentucky Fund will be exempt from the Kentucky Intangibles Tax. Shareholders will be required to include the entire amount of capital gain dividends in income to the same extent for state income tax purposes as for federal income tax purposes.

Many local governments in Kentucky, including Louisville, Jefferson County, Lexington-Fayette Urban County, Bowling Green and Covington, impose taxes on the net profits of businesses operating (in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the provisions of the local ordinances, it is not possible to address their specific impact.

LOUISIANA TAXES. In the opinion of Jones, Walker, Waechter, Poitevent, Carrere & Denegre, L.L.P., special Louisiana tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.

MARYLAND TAXES. In the opinion of Piper & Marbury, L.L.P., special Maryland tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852(b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that
(a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland State and local individual income taxes.

Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds (other than private activity bonds issued by the State of Maryland, its political subdivision, or authorities) may not be exempt from Maryland State and local individual income taxes.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations, (b) such dividends are attributable to interest on U.S. obligations or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issue by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland corporate income tax.

Shareholders of the Maryland Fund that are financial institutions otherwise subject to Maryland financial institution franchise taxes will probably be subject to such taxes on all distributions received from the Maryland Fund (including exempt-interest dividends). Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends. Shares of the Maryland Fund will not be subject to the Maryland personal property tax.

MISSOURI TAXES. In the opinion of Bryan Cave, LLP, special Missouri tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for federal income tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

NORTH CAROLINA TAXES. In the opinion of Hunton & Williams, special North Carolina tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from federal gross income and represent interest the North

Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.

Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation. Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of Hunton & Williams is based on a ruling of the North Carolina Department of Revenue obtained by Hunton & Williams on behalf of the North Carolina Fund. That ruling is subject to change.

OREGON TAXES. In the opinion of Oregon tax counsel, so long as the Oregon Fund qualifies to be taxed as a separate "regulated investment company" under the Code and the Oregon Portfolio is treated as a partnership (but not a "publicly traded partnership") under the Code, and so long as the Oregon Fund is deemed under the regulated investment company provisions of the Code to own its proportionate share of the assets of the Oregon Portfolio and to be entitled to the income of the Oregon Portfolio attributable to that share, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as "exempt-interest dividends" of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Oregon tax-exempt obligations").

To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations "located within" Oregon and other business corporations "doing or authorized to do business within" Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund. Shares of the Oregon Fund will not be subject to Oregon property tax.

SOUTH CAROLINA TAXES. In the opinion of Nelson, Mullins, Riley & Scarborough, L.L.P., special South Carolina tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate "regulated investment company" under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing in interests of another registered investment company was ruled upon favorably by the South Carolina Tax Commission.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes. As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

TENNESSEE TAXES. In the opinion of Hunton & Williams, special Tennessee tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of Hunton & Williams is based on a ruling of the Tennessee Department of Revenue obtained by Hunton & Williams on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

VIRGINIA TAXES. In the opinion of Hunton & Williams, special Virginia tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Virginia Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The Virginia Fund intends to comply with that requirement. Other distributions from the Virginia Fund, including capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes. Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

FINANCIAL HIGHLIGHTS
The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Each Fund began offering two classes of shares on September 1, 1997. Prior to that date, the Fund offered only Class B shares.

                                                   ALABAMA FUND
                        --------------------------------------------------------------------
                                              YEAR ENDED AUGUST 31,
                        --------------------------------------------------------------------
                                 1998             1997      1996       1995      1994*
                        --------------------------------------------------------------------
                         CLASS A     CLASS B    CLASS B   CLASS B    CLASS B     CLASS B
--------------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year      $ 9.860     $10.850    $10.460   $ 10.440   $ 10.210    $ 11.060
                         -------     -------    -------   --------   --------    --------
  Income (loss) from
  operations
  Net investment
  income                 $ 0.493     $ 0.455    $ 0.469   $  0.470   $  0.479    $  0.425
  Net realized and
  unrealized gain
  (loss)                   0.181       0.200      0.386      0.030      0.244      (0.769)
                         -------     -------    -------   --------   --------    --------
  Total income (loss)
  from operations        $ 0.674     $ 0.655    $ 0.855   $  0.500   $  0.723    $ (0.344)
                         -------     -------    -------   --------   --------    --------
  Less distributions
  From net investment
  income                 $(0.494)    $(0.464)   $(0.465)  $ (0.480)  $ (0.479)   $ (0.425)
  In excess of net
  investment income(4)        --      (0.001)        --         --     (0.014)     (0.081)
                         -------     -------    -------   --------   --------    --------
  Total distributions    $(0.494)    $(0.465)   $(0.465)  $ (0.480)  $ (0.493)   $ (0.506)
                         -------     -------    -------   --------   --------    --------
  Net asset value -
  End of year            $10.040     $11.040    $10.850   $ 10.460   $ 10.440    $ 10.210
                         -------     -------    -------   --------   --------    --------
  Total return(1)        6.98%       6.17%      8.33%      4.85%      7.38%      (3.18)%
  Ratios/Supplemental
  Data
  Net assets, end of
  year (000's omitted)   $ 5,140     $89,321    $96,154   $101,692   $108,642    $105,553
  Ratios (as a
  percentage of
  average daily net
  assets):
   Expenses (2)(3)          0.78%       1.57%      1.60%      1.57%      1.51%       1.43%+
   Expenses after
    custodian fee
    reduction (2)           0.76%       1.55%      1.59%      1.52%        --          --
   Net investment
    income                  4.93%       4.15%      4.39%      4.44%      4.74%       4.35%/+/
  Portfolio turnover
  of the Portfolio            23%         23%        23%        52%        51%         26%


                                                   (See footnotes on last page.)

                                                 ARKANSAS FUND
                        -----------------------------------------------------------------
                                             YEAR ENDED AUGUST 31,
                        -----------------------------------------------------------------
                               1998/++/           1997      1996      1995      1994*
                        -----------------------------------------------------------------
                         CLASS A     CLASS B    CLASS B   CLASS B   CLASS B     CLASS B
-----------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year      $ 9.810     $10.510    $10.190   $10.250   $10.140    $10.910
                         -------     -------    -------   -------   -------    -------
  Income (loss) from
  operations
  Net investment
  income                 $ 0.492     $ 0.442    $ 0.445   $ 0.450   $ 0.460    $ 0.431
  Net realized and
  unrealized gain
  (loss)                   0.272       0.298      0.324    (0.038)    0.132     (0.703)
                         -------     -------    -------   -------   -------    -------
  Total income (loss)
  from operations        $ 0.764     $ 0.740    $ 0.769   $ 0.412   $ 0.592    $(0.272)
                         -------     -------    -------   -------   -------    -------
  Less distributions
  From net investment
  income                 $(0.492)    $(0.442)   $(0.445)  $(0.471)  $(0.460)   $(0.431)
  In excess of net
  investment income       (0.012)     (0.008)    (0.004)   (0.001)   (0.022)    (0.067)
                         -------     -------    -------   -------   -------    -------
  Total distributions    $(0.504)    $(0.450)   $(0.449)  $(0.472)  $(0.482)   $(0.498)
                         -------     -------    -------   -------   -------    -------
  Net asset value -
  End of year            $10.070     $10.800    $10.510   $10.190   $10.250    $10.140
                         -------     -------    -------   -------   -------    -------
  Total return (1)         7.95%       7.19%      7.70%     4.05%     6.15%     (2.53%)
  Ratios/Supplemental
  Data+
  Net assets, end of
  year (000's omitted)   $ 1,286     $54,655    $61,322   $72,868   $80,823    $82,436
  Ratios (as a
  percentage of
  average daily net
  assets):
   Net expenses
    (2)(3)                  0.73%       1.53%      1.60%     1.56%     1.50%      1.17%+
   Net expenses after
    custodian fee
    reduction (2)           0.72%       1.52%      1.59%     1.54%       --         --
   Net investment
    income                  4.93%       4.14%      4.31%     4.34%     4.67%      4.47%+
  Portfolio turnover
  of the Portfolio            13%         13%        17%       11%       23%        16%

Financial Highlights (continued)
+ The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses /(2)(3)/                                         1.40%+
   Expenses after custodian fee reduction /(2)/               --
   Net investment income                                     4.24%+
  Net investment income per share                           $0.409

                                                   (See footnotes on last page.)

                                                            GEORGIA FUND
                                ----------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------
                                         1998             1997      1996       1995        1994*
                                ----------------------------------------------------------------------
                                 CLASS A     CLASS B    CLASS B   CLASS B    CLASS B       CLASS B
------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                         $9.500     $10.140     $9.810     $9.790     $9.800       $10.750
                                 -------     -------    -------   --------   --------      --------
  Income (loss) from
  operations
  Net investment income           $0.476      $0.434     $0.449     $0.451     $0.450        $0.413
  Net realized and unrealized
  gain (loss)                      0.245       0.261      0.336      0.024      0.007+++     (0.841)
                                --------    --------    -------   --------   --------     ---------
  Total income (loss) from
  operations                      $0.721      $0.695     $0.785     $0.475     $0.457       $(0.428)
                                --------    --------    -------   --------   --------     ---------
  Less distributions
  From net investment income     $(0.484)    $(0.437)   $(0.455)   $(0.455)   $(0.450)      $(0.413)
  In excess of net investment
  income                          (0.007)     (0.018)        --         --     (0.017)       (0.065)
  In excess of net realized
  gain                                --          --         --         --         --        (0.044)
                                 -------     -------    -------   --------   --------     ---------
  Total distributions            $(0.491)    $(0.455)   $(0.455)   $(0.455)   $(0.467)      $(0.522)
                                 -------     -------    -------   --------   --------     ---------
  Net asset value - End of
  year                            $9.730     $10.380    $10.140     $9.810     $9.790        $9.800
                                 -------     -------    -------   --------   --------     ---------
  Total return (1)                 7.75%       7.00%      8.16%      4.91%      4.90%        (4.08)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)                 $2,043     $84,830    $93,128   $106,992   $120,143      $134,481
  Ratios (as a percentage of
  average daily net assets):
   Expenses (2)(3)                  0.83%       1.56%      1.59%      1.58%      1.49%         1.41%+
   Expenses after custodian
    fee reduction (2)               0.82%       1.55%      1.57%      1.52%        --            --
   Net investment income            4.92%       4.22%      4.48%      4.55%      4.72%         4.39%+
  Portfolio turnover of the
  Portfolio                           19%         19%        13%        21%        48%           45%

                                                   (See footnotes on last page.)

                                                             KENTUCKY FUND
                                -------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                -------------------------------------------------------------------------
                                       1998/++/            1997       1996          1995      1994*
                                -------------------------------------------------------------------------
                                 CLASS A     CLASS B     CLASS B    CLASS B       CLASS B     CLASS B
---------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                        $ 9.680     $ 10.410    $  9.970   $  9.990      $  9.850    $ 10.780
                                --------    ---------    --------   --------      --------   ---------
  Income (loss) from
  operations
  Net investment income          $ 0.497     $  0.456    $  0.456   $  0.450      $  0.458    $  0.415
  Net realized and unrealized
  gain (loss)                      0.235        0.254       0.435     (0.009)+++     0.163      (0.811)
                                --------    ---------    --------   --------      --------   ---------
  Total income (loss) from
  operations                     $ 0.732     $  0.710    $  0.891   $  0.441      $  0.621    $ (0.396)
                                --------    ---------    --------   --------      --------   ---------
  Less distributions
  From net investment income     $(0.497)    $ (0.456)   $ (0.451)  $ (0.450)     $ (0.458)   $ (0.415)
  In excess of net investment
  income (4)                      (0.005)      (0.004)         --     (0.011)       (0.023)     (0.075)
  In excess of net realized
  gain                                --           --          --         --            --      (0.044)
                                --------    ---------    --------   --------      --------   ---------
  Total distributions            $(0.502)    $ (0.460)   $ (0.451)  $ (0.461)     $ (0.481)   $ (0.534)
                                --------    ---------    --------   --------      --------   ---------
  Net asset value - End of
  year                           $ 9.910     $ 10.660    $ 10.410   $  9.970      $  9.990    $  9.850
                                --------    ---------    --------   --------      --------   ---------
  Total return(1)                  7.72%        6.97%       9.12%      4.45%         6.61%      (3.78)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)                $ 1,303     $111,015    $121,376   $131,357      $143,106    $141,994
  Ratios (as a percentage of
  average daily net assets):
   Expenses(2)(3)                   0.83%        1.57%       1.60%      1.57%         1.52%       1.44%+
   Expenses after custodian
    fee reduction /(2)/             0.82%        1.56%       1.57%      1.54%           --          --
   Net investment income            5.05%        4.32%       4.50%      4.45%         4.74%       4.39%+
  Portfolio turnover of the
  Portfolio                           15%          15%         28%        28%           30%         21%

                                                   (See footnotes on last page.)

                                                          LOUISIANA FUND
                                --------------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                --------------------------------------------------------------------
                                         1998             1997      1996       1995        1994*
                                --------------------------------------------------------------------
                                 CLASS A     CLASS B    CLASS B   CLASS B     CLASS B      CLASS B
----------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                        $ 9.750     $10.310    $ 9.960   $ 9.980   $10.010       $11.130
                                --------    --------    -------   -------   -------      --------
  Income (loss) from
  operations
  Net investment income          $ 0.480     $ 0.436    $ 0.482   $ 0.486   $ 0.487       $ 0.447
  Net realized and unrealized
  gain (loss)                      0.294       0.306      0.350    (0.016)   (0.006)+++    (0.937)
                                --------    --------    -------   -------   -------      --------
  Total income (loss) from
  operations                     $ 0.774     $ 0.742    $ 0.832   $ 0.470   $ 0.481       $(0.490)
                                --------    --------    -------   -------   -------      --------
  Less distributions
  From net investment income     $(0.515)    $(0.446)   $(0.482)  $(0.490)  $(0.487)      $(0.447)
  In excess of net investment
  income(4)                       (0.019)     (0.036)        --        --    (0.024)       (0.074)
  In excess of net realized
  gain                                --          --         --        --        --        (0.109)
                                --------    --------    -------   -------   -------      --------
  Total distributions            $(0.534)    $(0.482)   $(0.482)  $(0.490)  $(0.511)      $(0.630)
                                --------    --------    -------   -------   -------      --------
  Net asset value - End of
  year                           $ 9.990     $10.570    $10.310   $ 9.960   $ 9.980       $10.010
                                --------    --------    -------   -------   -------      --------
  Total return(1)                  8.13%       7.37%      8.52%     4.77%     5.08%        (4.56)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)                $ 4,886     $31,536    $31,996   $32,994   $31,836       $29,020
  Ratios (as a percentage of
  average daily net assets):
   Expenses(2)(3)                   0.71%       1.49%      1.54%     1.41%     1.31%         1.08%+
   Expenses after custodian
    fee reduction(2)                0.66%       1.44%      1.52%     1.34%       --            --
   Net investment income            4.79%       4.18%      4.74%     4.82%     4.97%         4.62%+
  Portfolio turnover of the
  Portfolio                           43%         43%        27%       99%       46%           21%

+ The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

  Ratios (as a percentage of average daily net
  assets):
   Expenses(2)(3)                                    1.53%    1.42%     1.44%+
   Expenses after custodian fee reduction(2)         1.45%      --        --
   Net investment income                             4.70%    4.86%     4.26%+
  Net investment income per share                  $0.474   $0.470    $0.412

                                                   (See footnotes on last page.)

                                                   MARYLAND FUND
                        ----------------------------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                        ----------------------------------------------------------------------
                               1998/++/            1997       1996       1995      1994*
                        ----------------------------------------------------------------------
                         CLASS A     CLASS B     CLASS B    CLASS B    CLASS B     CLASS B
----------------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year       $9.810      $10.710     $10.300    $10.230    $10.070     $11.070
                         -------     --------    --------   --------   --------    --------
  Income (loss) from
  operations
  Net investment
  income                  $0.476       $0.441      $0.453     $0.464     $0.476      $0.428
  Net realized and
  unrealized gain
  (loss)                   0.262        0.291       0.419      0.086      0.169      (0.922)
                         -------     --------    --------   --------   --------    --------
  Total income (loss)
  from operations         $0.738       $0.732      $0.872     $0.550     $0.645     $(0.494)
                         -------     --------    --------   --------   --------    --------
  Less distributions
  From net investment
  income                 $(0.476)     $(0.447)    $(0.462)   $(0.480)   $(0.476)    $(0.428)
  In excess of net
  investment income       (0.022)      (0.015)         --         --     (0.009)     (0.070)
  In excess of net
  realized gain               --           --          --         --         --      (0.008)
                         -------     --------    --------   --------   --------    --------
  Total distributions    $(0.498)     $(0.462)    $(0.462)   $(0.480)   $(0.485)    $(0.506)
                         -------     --------    --------   --------   --------    --------
  Net asset value -
  End of year            $10.050      $10.980     $10.710    $10.300    $10.230     $10.070
  Total return(1)          7.68%        6.98%       8.64%      5.44%      6.71%      (4.56)%
  Ratios/Supplemental
  Data
  Net assets, end of
  year (000's omitted)    $1,625     $103,307    $105,671   $109,243   $113,826    $116,721
  Ratios (as a
  percentage of
  average daily net
  assets):
   Expenses(2)(3)           0.82%        1.56%       1.57%      1.57%      1.50%       1.43%+
   Expenses after
    custodian fee
    reduction(2)            0.78%        1.52%       1.54%      1.55%        --          --
   Net investment
    income                  4.76%        4.05%       4.30%      4.46%      4.82%       4.44%+
  Portfolio turnover
  of the Portfolio            30%          30%         30%        33%        30%         41%

Financial Highlights (continued)
                                                   (See footnotes on last page.)

                                                         MISSOURI FUND
                                -----------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                -----------------------------------------------------------------
                                         1998             1997      1996      1995      1994*
                                -----------------------------------------------------------------
                                 CLASS A     CLASS B    CLASS B   CLASS B   CLASS B     CLASS B
-------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                        $ 9.930     $11.010    $10.510   $10.510   $10.240    $11.250
                                 -------     -------    -------   -------   -------    -------
  Income (loss) from
  operations
  Net investment income          $ 0.503     $ 0.477    $ 0.478   $ 0.476   $ 0.477    $ 0.423
  Net realized and unrealized
  gain (loss)                      0.334       0.364      0.493     0.003     0.289     (0.904)
                                --------    --------    -------   -------   -------   --------
  Total income (loss) from
  operations                     $ 0.837     $ 0.841    $ 0.971   $ 0.479   $ 0.766    $(0.481)
                                --------    --------    -------   -------   -------   --------
  Less distributions
  From net investment income     $(0.497)    $(0.471)   $(0.471)  $(0.476)  $(0.477)   $(0.423)
  In excess of net investment
  income(4)                           --          --         --    (0.003)   (0.019)    (0.084)
  In excess of net realized
  gain                                --          --         --        --        --     (0.022)
                                 -------     -------    -------   -------   -------    -------
  Total distributions            $(0.479)    $(0.471)   $(0.471)  $(0.479)  $(0.496)   $(0.529)
                                 -------     -------    -------   -------   -------    -------
  Net asset value - End of
  year                           $10.270     $11.380    $11.010   $10.510   $10.510    $10.240
                                 -------     -------    -------   -------   -------    -------
  Total return(1)                  8.61%       7.81%      9.42%     4.60%     7.82%     (4.33)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)                $ 2,665     $71,586    $77,479   $82,385   $89,811    $91,227
  Ratios (as a percentage of
  average daily net assets):
   Expenses(2)(3)                   0.79%       1.56%      1.57%     1.56%     1.53%      1.49%+
   Expenses after custodian
    fee reduction(2)                0.77%       1.54%      1.56%     1.54%       --         --
   Net investment income            5.00%       4.25%      4.44%     4.47%     4.72%      4.30%+
  Portfolio turnover of the
  Portfolio                           11%         11%         5%       36%       24%        28%

                                                   (See footnotes on last page.)

                                                         NORTH CAROLINA FUND
                                ------------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                ------------------------------------------------------------------------
                                       1998/++/            1997       1996       1995        1994*
                                ------------------------------------------------------------------------
                                 CLASS A     CLASS B     CLASS B    CLASS B    CLASS B       CLASS B
--------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                        $ 9.610     $ 10.340    $  9.970   $  9.960   $  9.970      $ 10.940
                                 -------     --------    --------   --------   --------      --------
  Income (loss) from
  operations
  Net investment income          $ 0.490     $  0.447    $  0.452   $  0.452   $  0.466      $  0.423
  Net realized and unrealized
  gain (loss)                      0.282        0.303       0.378      0.026      0.011+++     (0.895)
                                 -------     --------    --------   --------   --------      --------
  Total income (loss) from
  operations                     $ 0.772     $  0.750    $  0.830   $  0.478   $  0.477      $ (0.472)
                                 -------     --------    --------   --------   --------      --------
  Less distributions
  From net investment income     $(0.490)    $ (0.447)   $ (0.455)  $ (0.455)  $ (0.466)     $ (0.423)
  In excess of net investment
  income                          (0.012)      (0.013)     (0.005)    (0.013)    (0.021)       (0.075)
                                 -------     --------    --------   --------   --------      --------
  Total distributions            $(0.502)    $ (0.460)   $ (0.460)  $ (0.468)  $ (0.487)     $ (0.498)
                                 -------     --------    --------   --------   --------      --------
  Net asset value - End of
  year                           $ 9.880     $ 10.630    $ 10.340   $  9.970   $  9.960      $  9.970
                                 -------     --------    --------   --------   --------      --------
  Total return(1)                  8.22%        7.42%       8.50%      4.83%      5.03%        (4.40)%
  Ratios/Supplemental
  Data/+/
  Net assets, end of year
  (000's omitted)                $12,967     $139,325    $151,564   $169,889   $188,450      $192,667
  Ratios (as a percentage of
  average daily net assets):
   Net expenses (2)(3)              0.83%        1.58%       1.60%      1.59%      1.51%         1.42%+
   Net expenses after
    custodian fee reduction(2)      0.80%        1.55%       1.58%      1.54%        --            --
   Net investment income            5.03%        4.26%       4.48%      4.47%      4.78%         4.43%+
  Portfolio turnover of the
  Portfolio                           26%          26%         42%        54%        33%           37%

                                                            OREGON FUND
                                ----------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------
                                         1998              1997       1996       1995      1994*
                                ----------------------------------------------------------------------
                                 CLASS A     CLASS B     CLASS B    CLASS B    CLASS B     CLASS B
------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                         $9.600      $10.510     $10.240    $10.310    $10.090     $11.130
                                 -------     --------    --------   --------   --------    --------
  Income (loss) from
  operations
  Net investment income           $0.483       $0.450      $0.456     $0.450     $0.455      $0.415
  Net realized and unrealized
  gain (loss)                      0.275        0.292       0.266     (0.061)     0.241      (0.869)
                                 -------     --------    --------   --------   --------    --------
  Total income (loss) from
  operations                      $0.758       $0.742      $0.722     $0.389     $0.696     $(0.454)
                                 -------     --------    --------   --------   --------    --------
  Less distributions
  From net investment income     $(0.483)     $(0.451)    $(0.452)   $(0.457)   $(0.455)    $(0.415)
  In excess of net investment
  income(4)                       (0.005)      (0.001)         --     (0.002)    (0.021)     (0.078)
  From net realized gain              --           --          --         --         --      (0.093)
                                 -------     --------    --------   --------   --------    --------
  Total distributions            $(0.488)     $(0.452)    $(0.452)   $(0.459)   $(0.476)    $(0.586)
                                 -------     --------    --------   --------   --------    --------
  Net asset value - End of
  year                            $9.870      $10.800     $10.510    $10.240    $10.310     $10.090
                                 -------     --------    --------   --------   --------    --------
  Total return(1)                   8.08%        7.22%       7.20%      3.80%      7.22%      (4.21)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)                   $914     $102,571    $112,586   $128,580   $145,056    $151,127
  Ratios (as a percentage of
  average daily net assets):
   Expenses(2)(3)                   0.78%        1.56%       1.63%      1.56%      1.53%       1.43%+
   Expenses after custodian
    fee reduction(2)                0.78%        1.56%       1.63%      1.53%        --          --
   Net investment income            4.95%        4.22%       4.41%      4.33%      4.59%       4.28%+
  Portfolio turnover of the
  Portfolio                            9%           9%         22%        28%        22%         15%

                                                   (See footnotes on last page.)

                                                      SOUTH CAROLINA FUND
                                -----------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                -----------------------------------------------------------------
                                         1998             1997      1996      1995      1994*
                                -----------------------------------------------------------------
                                 CLASS A     CLASS B    CLASS B   CLASS B   CLASS B     CLASS B
-------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                         $9.760     $10.380    $10.020   $10.000    $9.940    $10.890
                                 -------     -------    -------   -------   -------    -------
  Income (loss) from
  operations
  Net investment income           $0.495      $0.455     $0.463    $0.467    $0.460     $0.408
  Net realized and unrealized
  gain (loss)                      0.328       0.352      0.364     0.021     0.071     (0.870)
                                 -------     -------    -------   -------   -------    -------
  Total income (loss) from
  operations                      $0.823      $0.807     $0.827    $0.488    $0.531    $(0.462)
                                 -------     -------    -------   -------   -------    -------
  Less distributions
  From net investment income     $(0.493)    $(0.467)   $(0.467)  $(0.468)  $(0.460)   $(0.408)
  In excess of net investment
  income(4)                           --          --         --        --    (0.011)    (0.080)
                                 -------     -------    -------   -------   -------    -------
  Total distributions            $(0.493)    $(0.467)   $(0.467)  $(0.468)  $(0.471)   $(0.488)
                                 -------     -------    -------   -------   -------    -------
  Net asset value - End of
  year                           $10.090     $10.720    $10.380   $10.020   $10.000     $9.940
                                 -------     -------    -------   -------   -------    -------
  Total return(1)                  8.62%       7.96%      8.41%     4.92%     5.64%     (4.33)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)                 $1,316     $48,562    $52,686   $57,217   $59,955    $59,878
  Ratios (as a percentage of
  average daily net assets):
   Expenses(2)(3)                   0.77%       1.52%      1.63%     1.60%     1.49%      1.36%+
   Expenses after custodian
    fee reduction(2)                0.76%       1.51%      1.62%     1.58%       --         --
   Net investment income            5.03%       4.30%      4.50%     4.60%     4.77%      4.27%+
  Portfolio turnover of the
  Portfolio                           21%         21%         8%       36%       75%        23%

                                                   (See footnotes on last page.)

                                                        TENNESSEE FUND
                                -----------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                -----------------------------------------------------------------
                                         1998#            1997      1996      1995      1994*
                                -----------------------------------------------------------------
                                 CLASS A     CLASS B    CLASS B   CLASS B   CLASS B     CLASS B
-------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                         $9.740     $10.580    $10.150   $10.110   $10.020    $11.070
                                 -------     -------    -------   -------   -------    -------
  Income (loss) from
  operations
  Net investment income           $0.491      $0.444     $0.453    $0.457    $0.468     $0.426
  Net realized and unrealized
  gain (loss)                      0.257       0.266      0.436     0.059     0.115     (0.848)
                                 -------     -------    -------   -------   -------    -------
  Total income (loss) from
  operations                      $0.748      $0.710     $0.889    $0.516    $0.583    $(0.422)
                                 -------     -------    -------   -------   -------    -------
  Less distributions
  From net investment income     $(0.491)    $(0.444)   $(0.453)  $(0.475)  $(0.468)   $(0.426)
  In excess of net investment
  income                          (0.017)     (0.006)    (0.006)   (0.001)   (0.025)    (0.071)
  From net realized gain              --          --         --        --        --     (0.094)
  In excess of net realized
  gain                                --          --         --        --        --     (0.037)
                                 -------     -------    -------   -------   -------    -------
  Total distributions            $(0.508)    $(0.450)   $(0.459)  $(0.476)  $(0.493)   $(0.628)
                                 -------     -------    -------   -------   -------    -------
  Net asset value - End of
  year                            $9.980     $10.840    $10.580   $10.150   $10.110    $10.020
                                 -------     -------    -------   -------   -------    -------
  Total return(1)                   7.85%       6.86%      8.95%     5.16%     6.12%     (3.93)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)                 $3,413     $50,090    $51,712   $54,533   $57,484    $55,379
  Ratios (as a percentage of
  average daily net assets):
   Expenses(2)(3)                   0.67%       1.52%      1.54%     1.53%     1.47%      1.37%+
   Expenses after custodian
    fee reduction(2)                0.65%       1.50%      1.53%     1.51%       --         --
   Net investment income            4.94%       4.14%      4.39%     4.45%     4.77%      4.44%+
  Portfolio turnover of the
  Portfolio                           21%         21%         3%       39%       20%        10%

                                                   (See footnotes on last page.)

                                                           VIRGINIA FUND
                                ----------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                ----------------------------------------------------------------------
                                         199#             1997       1996       1995      1994*
                                ----------------------------------------------------------------------
                                 CLASS A     CLASS B     CLASS B    CLASS B    CLASS B     CLASS B
------------------------------------------------------------------------------------------------------
  Net asset value - Beginning
  of year                         $9.620      $10.630     $10.260    $10.260    $10.120     $11.060
                                 -------     --------    --------   --------   --------    --------
  Income (loss) from
  operations
  Net investment income           $0.483       $0.454      $0.467     $0.471     $0.479      $0.438
  Net realized and unrealized
  gain (loss)                      0.277        0.312       0.369      0.006      0.161      (0.864)
                                 -------     --------    --------   --------   --------    --------
  Total income (loss) from
  operations                      $0.760       $0.766      $0.836     $0.477     $0.640     $(0.426)
                                 -------     --------    --------   --------   --------    --------
  Less distributions
  From net investment income     $(0.483)     $(0.454)    $(0.466)   $(0.471)   $(0.479)    $(0.438)
  In excess of net investment
  income                          (0.027)      (0.012)         --     (0.006)    (0.021)     (0.076)
                                 -------     --------    --------   --------   --------    --------
  Total distributions            $(0.510)     $(0.466)    $(0.466)   $(0.477)   $(0.500)    $(0.514)
                                 -------     --------    --------   --------   --------    --------
  Net asset value - End of
  year                            $9.870       $10.93     $10.630    $10.260    $10.260     $10.120
                                 -------     --------    --------   --------   --------    --------
  Total return (1)                 8.08%        7.37%       8.31%      4.67%      6.62%      (3.95)%
  Ratios/Supplemental Data
  Net assets, end of year
  (000's omitted)                 $2,117     $148,902    $159,603   $175,918   $189,535    $193,420
  Ratios (as a percentage of
  average daily net assets):
   Expenses(2)(3)                   0.85%        1.59%       1.60%      1.56%      1.50%       1.44%+
   Expenses after custodian
    fee reduction(2)                0.83%        1.57%       1.57%      1.53%        --          --
   Net investment income            4.92%        4.21%       4.47%      4.52%      4.81%       4.51%+
  Portfolio turnover of the
  Portfolio                            8%           8%         25%        30%        38%         48%


* For the eleven months ended August 31, 1994.

+ Annualized.

++ Net investment income per share was computed using average shares outstanding.

+++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

(4) The Funds have followed the Statement of Position (SOP) 93-2:
  Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

  LOGO
Mutual Funds
         for
      People
     Who Pay
       Taxes









MORE INFORMATION
--------------------------------------------------------------------------------

ABOUT THE FUNDS: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:

                         Eaton Vance Distributors, Inc.
                                24 Federal Street
                                Boston, MA 02110
                                 1-800-225-6265
                           website: www.eatonvance.com



     You will find and may copy information about each Fund at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-800-SEC-0330 for information); on the SEC's Internet site (http://www.sec.gov); or upon payment of copying fees by writing to the SEC's public reference room in Washington, DC 20549-6009.

About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                       First Data Investor Services Group
                                  P.O. Box 5123
                           Westborough, MA 01581-5123
                                 1-800-262-1122









SEC File No.  811-4409                                            12MUNI1/1P

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 1999

                     EATON VANCE ALABAMA MUNICIPALS FUND
                     EATON VANCE ARKANSAS MUNICIPALS FUND
                     EATON VANCE GEORGIA MUNICIPALS FUND
                     EATON VANCE KENTUCKY MUNICIPALS FUND
                    EATON VANCE LOUISIANA MUNICIPALS FUND
                     EATON VANCE MARYLAND MUNICIPALS FUND
                     EATON VANCE MISSOURI MUNICIPALS FUND
                  EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                      EATON VANCE OREGON MUNICIPALS FUND
                  EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                    EATON VANCE TENNESSEE MUNICIPALS FUND
                     EATON VANCE VIRGINIA MUNICIPALS FUND

                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information ("SAI") provides general information about the Funds listed above and their corresponding Portfolios. Each Fund is a series of Eaton Vance Municipals Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:




                                                                          Page
    Strategies and Risks ..................................................    1
    Investment Restrictions ...............................................    6
    Management and Organization ...........................................    7
    Investment Advisory and Administrative Services .......................   11
    Other Service Providers ...............................................   14
    Purchasing and Redeeming Shares .......................................   14
    Sales Charges .........................................................   16
    Performance ...........................................................   19
    Taxes .................................................................   20
    Portfolio Security Transactions .......................................   22
    Financial Statements ..................................................   25


Appendices:
    A: Class A Fees, Performance and Ownership ............................  a-1
    B: Class B Fees, Performance and Ownership ............................  b-1
    C: State Specific Information .........................................  c-1
    D: Yield Tables .......................................................  d-1
    E: Description of Municipal Obligation Ratings ........................  e-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

    THIS IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED JANUARY 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.

                             STRATEGIES AND RISKS

MUNICIPAL OBLIGATIONS. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    In general, there are three categories of municipal obligations the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified
Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds). In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolios will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

    The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Portfolio as a result of any such event, and a Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Portfolio will be affected by such changes.


STATE-SPECIFIC CONCENTRATION. For a discussion of the risks associated with investing in municipal obligations of a particular state's issuers, see "Risks of Concentration" in Appendix C. Each Portfolio may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Information about some of these conditions and developments is included in Appendix C.

ISSUER CONCENTRATION. Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in revenue bonds might involve (without limitation) the following risks.


    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.


    Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

MUNICIPAL LEASES. Each Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.


    Certain municipal lease obligations owned by each Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of a Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. In the event a Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

CREDIT QUALITY. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

    Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Portfolio.

    The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

WHEN-ISSUED SECURITIES. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Portfolio to buy such securities on a settlement date that could be several months or several years in the future. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

    Each Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Portfolio enters into the purchase commitment. When a Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

REDEMPTION, DEMAND AND PUT FEATURES AND PUT OPTIONS. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline.

LIQUIDITY AND PROTECTIVE PUT OPTIONS. Each Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. Each Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Portfolio or that selling institutions will be willing to permit a Portfolio to exercise a put to hedge against rising interest rates. A Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

ILLIQUID OBLIGATIONS. At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

    The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.


SECURITIES LENDING. Each Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by a Fund of any income realized by a Portfolio from securities loans will be taxable. If the management of a Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of a Portfolio's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. Each Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A change in the level of interest rates may affect the value of the securities held by a Portfolio (or of securities that a Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.


    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

    Each Portfolio will engage in futures and related options transactions for bona fide hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Each Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENTS. Transactions involving when-issued securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with Securities and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.


PORTFOLIO TURNOVER. Each Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:


        (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940 (the "1940 Act");

        (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

        (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

        (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

        (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

        (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

    The Funds and the Portfolios have adopted the following investment policies which may be changed by the Trustees with respect to a Fund without approval by that Fund's shareholders or with respect to the Portfolio without approval of a Fund or its other investors. Each Fund and each Portfolio will not:

        (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested;

        (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time; or


        (c) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.


    For purposes of a Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular state and not investing more than 15% of net assets in illiquid securities. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.

                         MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110. Those Trustees who are "interested persons" of the Trust or a Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).


JESSICA M. BIBLIOWICZ (38), Trustee
President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (since July, 1997) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (since July, 1997). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: One Rockefeller Plaza, New York, New York 10020


DONALD R. DWIGHT (67), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (57), Vice President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University
  Graduate School of Business Administration. Trustee of the Kobrick - Cendant Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (63), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110


LYNN A. STOUT (41), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October
  30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001


JOHN L. THORNDIKE (72), Trustee
Formerly Director of Fiduciary Company Incorporated. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

THOMAS J. FETTER (55), President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (41), Vice President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (53), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (58), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance and EVC since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (63), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


A. JOHN MURPHY (35), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


ERIC G. WOODBURY (41), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


    In addition, William H. Ahern, Jr. (39), Vice President of Eaton Vance and BMR, is a Vice President of the Colorado and Connecticut Portfolios. Timothy
T. Browse (39), Vice President of Eaton Vance and BMR, is a Vice President of the Michigan and Pennsylvania Portfolios. Cynthia J. Clemson (35), Vice President of Eaton Vance and BMR, is a Vice President of the Arizona Portfolio. Thomas M. Metzold (40), Vice President of Eaton Vance and BMR, is a Vice President of the Texas Portfolio. Ms. Clemson, and Messrs. Ahern, Browse and Metzold are officers of various investment companies managed by Eaton Vance or BMR.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Funds and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, the Portfolios or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolios.

    Trustees of the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolios' assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolios nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolios are paid by the Funds (and the other series of the Trust) and the Portfolios, respectively. (The Trustees of the Trust and the Portfolios who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolios). During the fiscal year ended August 31, 1998, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Trust, the Portfolio and the Eaton Vance fund complex(1):


                                      JESSICA M.    DONALD R.      SAMUEL L.     NORTON H.     LYNN A.      JOHN L.        JACK L.
SOURCE OF COMPENSATION              BIBLIOWICZ(9)   DWIGHT(3)    HAYES, III(4)    REAMER      STOUT(9)   THORNDIKE(5)      TREYNOR
----------------------              -------------   ---------    -------------    ------      --------   ------------      -------
Trust(2)                                $ --         $ 14,811       $ 14,340        $ 13,789     --        $ 14,296        $ 15,808
Alabama Portfolio                         --            1,332          1,593           1,453     --           1,472           1,536
Arkansas Portfolio                        --            1,227          1,497           1,363     --           1,372           1,432
Georgia Portfolio                         --            1,227          1,497           1,363     --           1,372           1,432
Kentucky Portfolio                        --            1,674          1,929           1,779     --           1,803           1,909
Louisiana Portfolio                       --              372            360             346     --             359             397
Maryland Portfolio                        --            1,674          1,929           1,779     --           1,803           1,909
Missouri Portfolio                        --            1,227          1,497           1,363     --           1,372           1,432
North Carolina Portfolio                  --            2,268          2,505           2,333     --           2,377           2,544
Oregon Portfolio                          --            1,674          1,929           1,779     --           1,803           1,909
South Carolina Portfolio                  --            1,227          1,497           1,363     --           1,372           1,432
Tennessee Portfolio                       --            1,227          1,497           1,363     --           1,372           1,432
Virginia Portfolio                        --            2,268          2,505           2,333     --           2,377           2,544
Trust and Fund Complex                    --         $156,250(6)    $166,250(7)     $156,250     --        $156,250(8)     $165,000

----------
(1) As of January 1, 1999, the Eaton Vance fund complex consists of 143 registered investment companies or series thereof.
(2) The Trust consisted of 29 Funds as of August 31, 1998.
(3) Mr. Dwight received deferred compensation from each Portfolio as follows:
    Alabama -- $661; Arkansas -- $616; Georgia -- $616; Kentucky -- $840; Louisiana -- $187; Maryland -- $840; Missouri -- $616; North Carolina -- $1,140; Oregon -- $840; South Carolina -- $616; Tennessee -- $616; and Virginia -- $1,140.
(4) Mr. Hayes received deferred compensation from each Portfolio as follows:
    Alabama -- $544; Arkansas -- $511; Georgia -- $511; Kentucky -- $659; Louisiana -- $123; Maryland -- $659; Missouri -- $511; North Carolina -- $857; Oregon -- $659; South Carolina -- $511; Tennessee -- $511; and Virginia $857.
(5) Mr. Thorndike received deferred compensation from each Portfolio as follows: Alabama -- $1,469; Arkansas -- $1,369; Georgia -- $1,369; Kentucky -- $1,799; Louisiana -- $358; Maryland -- $1,799; Missouri -- $1,369; North Carolina -- $2,372; Oregon -- $1,799; South Carolina -- $1,369; Tennessee -- $1,369; and Virginia -- $2,372.
(6) Includes $56,250 of deferred compensation.
(7) Includes $41,563 of deferred compensation.
(8) Includes $115,790 of deferred compensation.
(9) Ms. Bibliowicz and Ms. Stout were elected as Trustees on October 30, 1998 and will receive compensation approximating the other Trustees after November 1, 1998.

ORGANIZATION. Each Fund is a series of the Trust, which is organized under Massachusetts law as a businesss trust and is operated as an open-end management investment company. Each Fund changed its name from Eaton Vance [state name] Tax Free Fund to EV Marathon [state name] Tax Free Fund on February 1, 1994 and to EV Marathon [state name] Municipals Fund on December 1, 1994. Each Fund was reorganized into multiple classes and changed its name to Eaton Vance [state name] Municipals Fund on September 1, 1997. The operations of the Class B reflect the operations of a Fund prior to September 1, 1997. Class A is a successor to the operations of a separate series of the Trust.


    The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

    The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolios, may afford the potential for economies of scale for each Fund and may over time result in lower expenses for a Fund.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

    Each Portfolio is organized as a trust under the laws of the state of New York and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


    Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

    A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from its corresponding Portfolio.

               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. BMR manages the investments and affairs of each Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolios investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities.


    For a description of the compensation that each Portfolio pays BMR, see the prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended August 31, 1998.

                                                                                 ADVISORY FEE FOR FISCAL YEARS ENDED
                                                  NET ASSETS          -------------------------------------------------------------
PORTFOLIO                                         AT 8/31/98          AUGUST 31, 1998        AUGUST 31, 1997        AUGUST 31, 1996
---------                                         ----------          ---------------        ---------------        ---------------
Alabama                                           $ 94,776,703               $366,055               $412,072               $455,711
Arkansas                                            56,255,044                185,589                231,998                280,071
Georgia                                             87,251,274                333,875                393,961                473,056
Kentucky                                           112,635,280                470,058                519,193                577,479
Louisiana(1)                                        36,509,773                 78,185                 80,898                 81,468
Maryland                                           105,152,253                401,391                423,543                454,842
Missouri                                            74,397,997                272,984                297,922                339,243
North Carolina                                     152,930,124                655,565                764,004                832,564
Oregon                                             103,755,097                419,629                488,080                574,189
South Carolina                                      50,117,073                154,671                177,252                201,026
Tennessee                                           53,708,707                161,125                167,958                181,502
Virginia                                           151,257,470                647,387                726,536                811,731


----------
(1) To enhance the net income of the Louisiana Portfolio, BMR made a reduction of its advisory fee for the period ended August 31, 1996 in the amount of $40,000.

    Each Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that BMR may render services to others. Each Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Funds' affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Funds' office space and all necessary office facilities, equipment and personnel for administering the affairs of the Funds.


INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. BMR, Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Benjamin A. Rowland, Jr., John G.L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Rowland, Alan R. Dynner, Thomas
E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William M. Steul, and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $30 billion in assets. Eaton Vance mutual funds are distributed by the principal underwriter both within the United States and offshore.


    The principal underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.


    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 4 national portfolios and 9 limited maturity portfolios, which serve as investment vehicles for over 44 mutual funds with varying pricing options. A staff of 26 (including 5 portfolio managers and 11 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 45 mutual fund portfolios. Assets managed by the municipal investment group are currently over $7.6 billion. The investment philosophy of the municipal investment group is to: seek value by avoiding unnecessary credit risk; build portfolios one security at a time; and take a long-term approach to managing market risk. Over the long-term, the group seeks to maximize tax-free income by keeping portfolios fully invested (rather than trying to "time the market" for short-term results) and reduce potential capital losses due to poor credit quality. Diligent and continuing research and analysis are a critical component of the municipal investment group's investment philosophy and long-term strategy.


    The following persons manage one or more of the Eaton Vance municipal portfolios. For the identity of a Portfolio's portfolio manager, see the prospectus.


    William H. Ahern, Jr. is a Vice President of Eaton Vance and BMR. Mr. Ahern graduated from Boston College in 1981 with a B.A. in Economics, and received his M.B.A. degree in Finance from Babson College in 1987. Mr. Ahern is a Chartered Financial Analyst and a member of the Boston Security Analysts Society.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990. Mr. Browse is a Chartered Financial Analyst.


    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Security Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.


    Robert B. MacIntosh is a Vice President of Eaton Vance and BMR, and the portfolio manager of single-state, tax-exempt funds in six states: Hawaii, Louisiana, Massachusetts, Minnesota, New Jersey, North Carolina and Rhode Island. He also serves as economic spokesman for the Eaton Vance organization. Mr. MacIntosh is a Chartered Financial Analyst.


    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as the investment adviser under the Investment Advisory Agreement, Eaton Vance under the Administrative Services Agreement or the principal underwriter under the Distribution Agreement). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class and those resulting from the fee paid to the principal underwriter for repurchase transactions.

                           OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), 24 Federal Street, Boston, MA 02110, is the Funds' principal underwriter. The principal underwriter acts as principal in selling Class A shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by that Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees) may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The principal underwriter allows investment dealers discounts from the applicable public offering price which are alike for all investment dealers. See "Sales Charges." EVD is a wholly-owned subsidiary of EVC. M. Hawkes is a Vice President and Director and Messrs. Dynner and O'Connor are Vice Presidents of EVD.

CUSTODIAN.   Investors Bank & Trust Company ("IBT"), 200 Clarendon Street,
Boston, MA 02116, serves as custodian to the Funds and Portfolios. IBT has the custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolios' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolios. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS.   Deloitte & Touche LLP, 125 Summer Street, Boston,
Massachusetts, are the independent accountants of the Funds and the Portfolios, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT.   First Data Investor Services Group, P.O. Box 5123,
Westborough, MA 01581-5123, serves as transfer and dividend disbursing agent for the Funds.

                       PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transation prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Funds and the Portfolios will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through investment dealers, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the prospectus. The sales charge is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

    The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares, the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.


ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

    While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter will be able to terminate the withdrawal plan at any time without penalty.



                                SALES CHARGES

    DEALER COMMISSION. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


SALES CHARGE WAIVERS. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of invetment dealers; to officers and employees of IBT and the transfer agent; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with a Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

    The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account.

STATEMENT OF INTENTION. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the transfer agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


DISTRIBUTION AND SERVICE PLANS. The Trust has adopted a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that each Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for any fiscal year. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the principal underwriter and investment dealers in amounts not expected to exceed .20% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. However, the Class A Plan authorizes the Trustees of the Trust to increase payments without action by Class A shareholders of any Fund, provided that the aggregate amount of payments made in any fiscal year does not exceed .25% of average daily net assets. For the service fees paid by Class A shares, see Appendix A.


    The Trust has also adopted a compensation-type Distribution Plan ("Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B shares. The Plan is designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith.

The Class B Plan provides that each Fund will pay sales commissions and distribution fees to the principal underwriter only after and as a result of the sale of Class B shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) each Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each Class B share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class B pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of Class B shares and for interest expenses. The principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B Plan provides that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B shares, see Appendix B.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    The Class B Plan also authorizes each Class B to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding .25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees of the Trust have initially implemented this provision of the Class B Plan by authorizing each Class B to make quarterly service fee payments to the principal underwriter and investment dealers in amounts not expected to exceed
 .20% of the average daily net assets for any fiscal year which is based on the value of Class B shares sold by such persons and remaining outstanding for at least 12 months. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For the service fees paid by Class B shares, see Appendix B.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Service and Distribution Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Class A and Class B Plans were approved by the Trustees, including the Plan Trustees, on June 23, 1997.

    The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B Plan will compensate the principal underwriter for its services and expenses in distributing Class B shares of the Fund. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                 PERFORMANCE

    Average annual total return is determined separately for each Class of a Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and, (iv) the deduction of any CDSC at the end of the period. For further information concerning the total return of the Classes of a Fund, see Appendix A and Appendix B.

    Yield is computed separately for each Class of a Fund pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum initial sales charge for Class A shares) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund and Class expenses for the period with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSCs which (if applicable) are imposed upon certain redemptions at the rates set forth under "Sales Charges" in the prospectus. Yield calculations assume the current maximum initial sales charge for Class A shares set forth under "Sales Charges" in the prospectus. (Actual yield may be affected by variations in sales charges on investments). A taxable-equivalent yield is computed by using the tax-exempt yield and dividing by 1 minus a stated rate.

    Each Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed. Each Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. A Fund's performance may differ from that of other investors in its corresponding Portfolio, including other investment companies.

    The Trust (or principal underwriter) may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services Inc., CDA/Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Trust may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of a Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield of a Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike mutual fund shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        - cost associated with aging parents;
        - funding a college education (including its actual and estimated cost);
        - health care expenses (including actual and projected expenses);
        - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.

    The Trust (or principal underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. Each Fund so qualified for its fiscal year ended July 31, 1998. Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. Each Portfolio will allocate at least annually among its investors, including a Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the corresponding Portfolio and
(ii) will be entitled to the gross income of that Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    A Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the relevant Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for a Portfolio (and, hence, for the relevant Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Portfolio's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when a Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and
(iv) whether exchanges of debt obligations in a workout context are taxable.

    Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income allocated to it by its corresponding Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of each Fund are required to report tax-exempt interest on their federal income tax returns.

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Portfolio and the value of the securities held by it may be affected.

    In the course of managing its investments, a Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. A Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the corresponding Portfolio and allocated to the Fund. Certain distributions of a Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.

    A Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. A Portfolio may have to limit its activities in options and futures contracts in order to enable the relevant Fund to maintain its RIC status.

    Any loss realized upon the sale or exchange of shares of a Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund. See Appendix C for state tax information for some states.

                              PORTFOLIO TRADING

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it. BMR places the portfolio security transactions of each Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to each Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including state obligations, purchased and sold by the Portfolios are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolios may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolios and BMR's other clients for providing brokerage and research services to BMR.

    The following table shows brokerage commission paid by each Portfolio during the three fiscal years ended August 31, 1998:


PORTFOLIO                                8/31/98         8/31/97         8/31/96
---------                                -------         -------         -------
Alabama ........................         $11,545         $12,410           $ -0-
Arkansas .......................           4,436             -0-          20,283
Georgia ........................           4,847           5,977          17,018
Kentucky .......................           6,133           5,493          43,344
Louisiana ......................           1,047             -0-           7,029
Maryland .......................           7,559          12,851          15,543
Missouri .......................           4,071           4,904          15,858
North Carolina .................           5,730             -0-          26,538
Oregon .........................           2,425           9,834          39,752
South Carolina .................           2,707             -0-          18,253
Tennessee ......................           2,768           3,209           9,892
Virginia .......................          11,884          19,352          50,618

    All of such portfolio security transactions were directed to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities), and the amounts of such transactions for the fiscal year ended August 31, 1998 were as follows: Alabama -- $229,113,562; Arkansas -- $86,959,340; Georgia -- $99,435,303; Kentucky --
$129,981,507; Louisiana -- $21,850,649; Maryland -- $150,792,443; Missouri --
$83,512,654; North Carolina -- $118,326,555; Oregon -- $45,467,726; South
Carolina -- $52,676,970; Tennessee -- $57,563,019; and Virginia --
$232,993,674.


    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of a Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolios' transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by each Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    The Portfolios and BMR may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or Eaton Vance may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolios may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example:
(i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


                             FINANCIAL STATEMENTS


    The audited financial statements of and the independent auditors' reports for the Funds and the Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the Funds' annual report accompanies this SAI. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


    Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended August 31, 1998, as previously filed electronically with the Commission:

Eaton Vance Alabama Municipals Fund                      Alabama Municipals Portfolio
Eaton Vance Arkansas Municipals Fund                     Arkansas Municipals Portfolio
Eaton Vance Georgia Municipals Fund                      Georgia Municipals Portfolio
Eaton Vance Kentucky Municipals Fund                     Kentucky Municipals Portfolio
Eaton Vance Louisiana Municipals Fund                    Louisiana Municipals Portfolio
Eaton Vance Missouri Municipals Fund                     Missouri Municipals Portfolio
Eaton Vance Maryland Municipals Fund                     Maryland Municipals Portfolio
Eaton Vance North Carolina Municipals Fund               North Carolina Municipals Portfolio
Eaton Vance Oregon Municipals Fund                       Oregon Municipals Portfolio
Eaton Vance South Carolina Municipals Fund               South Carolina Municipals Portfolio
Eaton Vance Tennessee Municipals Fund                    Tennessee Municipals Portfolio
Eaton Vance Virginia Municipals Fund                     Virginia Municipals Portfolio
                                   (Accession No. 0001021408-98-000837)

                                  APPENDIX A


                   CLASS A FEES, PERFORMANCE AND OWNERSHIP


SERVICE FEES
    For the fiscal year ended August 31, 1998, the following table shows (1) amount of service fees on Class A shares paid under the Plan, and (2) amount of service fees on Class A shares paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

                                                               SERVICE FEES TO
CLASS A                                    SERVICE FEES      INVESTMENT DEALERS
-------                                    ------------      ------------------
Alabama ................................     $ 9,216             $ 8,929
Arkansas ...............................       1,868               1,759
Georgia ................................       3,061               3,037
Kentucky ...............................       1,789               1,692
Louisiana ..............................       4,013               4,002
Maryland ...............................       1,852               1,828
Missouri ...............................       3,594               3,528
North Carolina .........................      25,147              24,931
Oregon .................................       1,250               1,193
South Carolina .........................       1,948               1,928
Tennessee ..............................       2,878               2,878
Virginia ...............................       2,049               2,049

PRINCIPAL UNDERWRITER
    The total sales charges paid in connection with sales of Class A shares during the fiscal year ended August 31, 1998 follow:

                                       TOTAL SALES    SALES CHARGES TO         SALES CHARGES TO
CLASS A                                  CHARGES     INVESTMENT DEALERS     PRINCIPAL UNDERWRITER
-------                                -----------   ------------------     ---------------------
Alabama ........................         $19,119         $18,164                  $   955
Arkansas .......................           8,335           7,872                      463
Georgia ........................          16,076          14,992                    1,084
Kentucky .......................          20,464          19,187                    1,277
Louisiana ......................          32,922          31,481                    1,441
Maryland .......................          18,769          17,782                      987
Missouri .......................          29,275          27,534                    1,741
North Carolina .................          42,692          41,156                    1,536
Oregon .........................          10,757          10,174                      583
South Carolina .................          10,050           9,472                      578
Tennessee ......................          22,694          21,333                    1,361
Virginia .......................          16,406          15,447                      960

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended August 31, 1998, Class A paid the principal underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows:
Alabama -- $80.00; Arkansas -- $22.50; Georgia -- $42.50; Kentucky -- $72.50;
Louisiana -- $25.00; Maryland -- $22.50; Missouri -- $30.00; North Carolina -- $47.50; Oregon -- $15.00; South Carolina -- $10.00; Tennessee -- $17.50; and
Virginia -- $17.50.


                           PERFORMANCE INFORMATION


    The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class
A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 4.75%. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                                               VALUE OF A $1,000 INVESTMENT -- ALABAMA

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**               5/1/92         $952.93        $1,447.04       51.85%          6.81%          44.70%          6.00%
5 Years Ended
8/31/98**                   8/31/93         $952.42        $1,222.76       28.38%          5.12%          22.28%          4.10%
1 Year Ended
8/31/98                     8/31/97         $952.65        $1,019.12        6.98%          6.98%           1.91%          1.91%
------------
*Predecessor Fund commenced operations December 7, 1993.

                                              VALUE OF A $1,000 INVESTMENT -- ARKANSAS

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**              10/2/92         $952.35        $1,400.50       47.06%          6.74%          40.05%          5.86%
5 Years Ended
8/31/98                     8/31/93         $952.50        $1,232.50       29.38%          5.29%           5.29%          4.27%
1 Year Ended
8/31/98                     8/31/97         $952.42        $1,028.16        7.95%          7.95%           2.82%          2.82%
------------
*Predecessor Fund commenced operations February 9, 1994.

                                               VALUE OF A $1,000 INVESTMENT -- GEORGIA

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**              12/23/91        $952.37        $1,398.95       46.89%          5.92%          39.90%          5.15%
5 Years Ended
8/31/98                     8/31/93         $952.36        $1,187.58       24.70%          4.51%          18.76%          3.50%
1 Year Ended
8/31/98                     8/31/97         $952.86        $1,026.72        7.75%          7.75%           2.67%          2.67%
------------
*Predecessor Fund commenced operations December 7, 1993.

                                              VALUE OF A $1,000 INVESTMENT -- KENTUCKY

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**              12/23/91        $952.93        $1,435.56       50.65%          6.32%          43.56%          5.55%
5 Years Ended
8/31/98                     8/31/93         $952.44        $1,217.85       27.86%          5.04%          21.78%          4.02%
1 Year Ended
8/31/98                     8/31/97         $952.75        $1,026.37        7.72%          7.72%          2.64%           2.64%
------------
*Predecessor Fund commenced operations December 7, 1993.

                                              VALUE OF A $1,000 INVESTMENT -- LOUISIANA

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**              10/2/92         $952.67        $1,439.66       51.12%          7.24%          43.97%          6.36%
5 Years Ended
8/31/98                     8/31/93         $952.23        $1,244.83       30.73%          5.51%          24.48%          4.48%
1 Year Ended
8/31/98                     8/31/97         $952.15        $1,029.56        8.13%          8.13%           2.96%          2.96%
------------
*Predecessor Fund commenced operations February 14, 1994.

                                              VALUE OF A $1,000 INVESTMENT -- MARYLAND

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**               2/3/92         $952.33        $1,473.00       54.66%          6.85%          47.30%          6.06%
5 Years Ended
8/31/98**                   8/31/93         $952.73        $1,234.69       29.60%          5.32%          23.47%          4.31%
1 Year Ended
8/31/98                     8/31/97         $952.42        $1,025.54        7.68%          7.68%           2.55%          2.55%
------------
*Predecessor Fund commenced operations December 10, 1993.

                                              VALUE OF A $1,000 INVESTMENT -- MISSOURI

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**               5/1/92         $952.24        $1,505.75       58.12%          7.49%          50.58%          6.67%
5 Years Ended
8/31/98**                   8/31/93         $952.44        $1,251.73       31.42%          5.62%          25.17%          4.59%
1 Year Ended
8/31/98                     8/31/97         $952.06        $1,034.01        8.61%          8.61%           3.40%          3.40%
------------
*Predecessor Fund commenced operations December 7, 1993.

                                           VALUE OF A $1,000 INVESTMENT -- NORTH CAROLINA

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**              10/23/91        $952.90        $1,464.33       53.66%          6.46%          46.43%          5.72%
5 Years Ended
8/31/98                     8/31/93         $952.27        $1,206.83       26.74%          4.85%          20.68%          3.83%
1 Year Ended
8/31/98                     8/31/97         $952.43        $1,030.68        8.22%          8.22%           3.07%          3.07%
------------
*Predecessor Fund commenced operations December 7, 1993.

                                               VALUE OF A $1,000 INVESTMENT -- OREGON

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**              12/24/91        $952.20        $1,466.24       53.98%          6.66%          46.62%          5.89%
5 Years Ended
8/31/98                     8/31/93         $952.08        $1,205.14       26.58%          4.83%          20.51%          3.80%
1 Year Ended
8/31/98                     8/31/97         $952.38        $1,029.30        8.08%          8.08%           2.93%          2.93%
------------
*Predecessor Fund commenced operations December 28, 1993.

                                           VALUE OF A $1,000 INVESTMENT -- SOUTH CAROLINA

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**              10/2/92         $952.70        $1,387.78       45.68%          6.57%          38.78%          5.70%
5 Years Ended
8/31/98                     8/31/93         $952.43        $1,228.09       28.94%          5.22%          22.81%          4.19%
1 Year Ended
8/31/98                     8/31/97         $952.20        $1,034.31        8.62%          8.62%           3.43%          3.43%
------------
*Predecesor Fund commenced operations February 14, 1994.

                                              VALUE OF A $1,000 INVESTMENT -- TENNESSEE

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**              8/25/92         $952.61        $1,424.25       49.50%          6.91%          42.42%          6.05%
5 Years Ended
8/31/98**                   8/31/93         $952.70        $1,231.61       29.27%          5.27%          23.16%          4.25%
1 Year Ended
8/31/98                     8/31/97         $952.10        $1,026.87        7.85%          7.85%           2.69%          2.69%
------------
*Predecessor Fund commenced operations December 9, 1993.

                                              VALUE OF A $1,000 INVESTMENT -- VIRGINIA

                                                                                TOTAL RETURN                  TOTAL RETURN
                                                                             EXCLUDING MAXIMUM              INCLUDING MAXIMUM
                                            VALUE OF       VALUE OF             SALES CHARGE                  SALES CHARGE
      INVESTMENT           INVESTMENT       INITIAL       INVESTMENT     -------------------------      -------------------------
        PERIOD*               DATE         INVESTMENT     ON 8/31/98     CUMULATIVE     ANNUALIZED      CUMULATIVE     ANNUALIZED
----------------------     ----------      ----------     ----------     ----------     ----------      ----------     ----------
Life of Fund**              7/26/91         $952.67        $1,521.54       59.71%          6.82%          52.15%          6.09%
5 Years Ended
8/31/98                     8/31/93         $952.38        $1,220.54       28.16%          5.09%          22.05%          4.07%
1 Year Ended
8/31/98                     8/31/97         $952.48        $1,029.48        8.08%          8.08%           2.95%          2.95%
------------
*Predecessor Fund commenced operations December 9, 1993.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30 1998, the Trustees and Officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class A and of each Fund. In addition, as of the same date, the following record owners held the amounts of Class A shares indicated below, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances:

ALABAMA -                 Merrill Lynch, Pierce, Fenner & Smith, Inc.                 Jacksonville, FL              61.9%
ARKANSAS -                Merrill Lynch, Pierce, Fenner & Smith, Inc.                 Jacksonville, FL              29.1%
                          Donaldson Lufkin Jenerette                                  Jersey City, NJ                5.8%
GEORGIA -                 Merrill Lynch, Pierce, Fenner & Smith, Inc.                 Jacksonville, FL              32.4%
                          BT Alex Brown Incorporated                                  Baltimore, MD                 13.2%
KENTUCKY -                Merrill Lynch, Pierce, Fenner & Smith, Inc.                 Jacksonville, FL              27.1%
                          Donaldson Lufkin Jenerette                                  Jersey City, NJ                8.3%
                          Donaldson Lufkin Jenerette                                  Jersey City, NJ                7.6%
LOUISIANA -               Donaldson Lufkin Jenrette                                   Jersey City, NJ               30.0%
                          Donaldson Lufkin Jenrette                                   Jersey City, NJ               15.8%
                          Merrill Lynch, Pierce, Fenner & Smith, Inc.                 Jacksonville, FL              13.3%
MARYLAND -                Merrill Lynch, Pierce, Fenner & Smith, Inc.                 Jacksonville, FL               8.1%
MISSOURI -                Merrill Lynch, Pierce, Fenner & Smith, Inc.                 Jacksonville, FL              19.5%
NORTH CAROLINA -          FUBS & Co.                                                  Charlotte, NC                 49.1%
                          US Clearing Corp.                                           New York, NY                   7.1%
OREGON -                  Merrill Lynch, Pierce, Fenner & Smith, Inc.                 Jacksonville, FL               6.8%
                          Donaldson Lufkin Jenerette                                  Jersey City, NJ                6.1%
SOUTH CAROLINA -          Merrill Lynch, Pierce, Fenner & Smith, Inc.                 Jacksonville, FL              45.3%
TENNESSEE -               Prudential Securities Inc.                                  Lewisburg, TN                 27.9%
                          Painewebber FBO Elixabeth W. Dupree                         Knoxville, TN                 10.2%
                          Bear Stearns Securities Corp.                               Brooklyn, NY                   5.7%
                          Merrill Lynch, Pierce, Fenner & Smith, Inc.                 Jacksonville, FL               5.6%
VIRGINIA -                NFSC FEBO Sherry L. Volk                                    Williamsburg, VA              14.0%
                          US Clearing Corp.                                           New York, NY                   9.4%
                          Wilmington Trust Co. TTEEFBO Wesley C. Dudley               Wilmington, DE                 6.4%
                          Cowen & Co.                                                 New York, NY                   5.2%


    In addition, as of the same date, the following shareholders owned of record, the percentage of each Fund's Class A shares indicated after their name:


ARKANSAS -                John C. Baber & Barbara Woods Baber JTTEN                   Little Rock, AR                6.3%
                          James L. Walker & Peggy L. Walker JT Peggy L. Walker JTTEN  Poyetteville, AR               5,5%
                          Jolee Brown Churan                                          Gentry, AR                     5.3%
GEORGIA -                 Jack D. Pollexfen & Lee Pollexfen; REV LIV Trust            Sausalito, CA                  9.3%
                          Edward D. Jones & Company                                   Maryland Heights, MD           7.3%
KENTUCKY -                Joseph M. Peterson & Nola Jean Peterson                     Louisville, KY                16.3%
LOUISIANA -               R. Ray Rhymes, Jr.                                          Monroe, LA                     5.0%
MARYLAND -                Cecile B. Taubman                                           Baltimore, MD                  7.4%
                          Calvert R. Bregel                                           Glen Arm, MD                   5.6%
                          Jean Allen Dornin                                           Lexington Park, MD             5.2%
                          Neal Goldberg                                               Bethesda, MD                   5.1%
MISSOURI -                John F. Cooney & Joan M. Cooney                             Raytown, MO                    5.2%
                          Dale A. Knight & Vern H. Schneider                          St. Louis, MO                  5.1%
OREGON -                  Dain Rauscher Incorporated                                  Eugene, OR                     9.2%
                          Ragen MacKenzie Inc. FBO Larry R. Fredrickson &
                          Sandra Landis Fredrickson TTEES Larry Richard Fedrickson
                          REV Family Trust 9/18/96                                    Banks, OR                      9.4%
                          Jaynese Hiigel TTEE                                         Eugene, OR                     7.7%
                          John H. Dunlevy                                             Bend, OR                       6.5%
                          Ronald K. Nakata & Wands A. Nakata                          Portland, OR                   5.2%
SOUTH CAROLINA -          Barbara B. McDaniel                                         Mount Pleasant, SC             8.1%
                          Cathryn M. Lander                                           Garden City, SC                7.5%
VIRGINIA -                NFSC FBO Sherry L. Volk                                     Williamsburg, VA              14.0%
                          Wilmington Trust Co. TTEE FBO Wesley C. Dudley              Wilmington, DE                 6.4%
                          Olive Young Brown TTEE FBO Olive Young Brown REV TRUST      Arlington, VA                  6.4%
                          Jennifer E. Matherly & Philip A. Matherly                   New York, NY                   5.0%

    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class A shares as of such date.

                                  APPENDIX B

                   CLASS B FEES, PERFORMANCE AND OWNERSHIP

DISTRIBUTION AND SERVICE FEES
    The following table shows, for the fiscal year ended August 31, 1998, (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution payments to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) service fees on Class B shares, and (5) the amount of service fees on Class B shares paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.


                                                   DISTRIBUTION         CDSC                          SERVICE
                                                    PAYMENTS TO      PAYMENTS TO                      FEES TO
                                      SALES        THE PRINCIPAL    THE PRINCIPAL     SERVICE        INVESTMENT
CLASS B                            COMMISSIONS      UNDERWRITER      UNDERWRITER        FEES          DEALERS
-------                            -----------     -------------    ------------      -------        ----------
Alabama .......................     $168,436        $  691,815        $200,000        $177,654        $176,614
Arkansas ......................       86,457           434,913         166,000         111,199         109,908
Georgia .......................      146,348           665,255         201,000         170,191         168,847
Kentucky ......................      190,832           872,503         267,000         224,998         223,402
Louisiana .....................       76,130           239,653          65,000          58,473          58,200
Maryland ......................      239,119           779,861         208,000         192,623         190,780
Missouri ......................      119,943           563,472         156,000         143,015         141,641
North Carolina ................      185,943         1,084,915         294,000         279,539         277,671
Oregon ........................      114,434           804,263         253,000         204,767         203,113
South Carolina ................       72,627           384,035         134,000          97,960          96,551
Tennessee .....................      131,723           386,116         117,000          95,253          94,324
Virginia ......................      237,135         1,156,266         321,000         295,321         292,991

    The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the principal underwriter. For the fiscal year ended August 31, 1998, Class B paid the principal underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows:
Alabama -- $1,412.50; Arkansas -- $832.50; Georgia -- $1,647.50; Kentucky --
$1,610.00; Louisiana -- $375.00; Maryland -- $1,255.00; Missouri -- $970.00;
North Carolina -- $2,002.50; Oregon -- $1,707.50; South Carolina -- $710.00;
Tennessee -- $665.00; and Virginia -- $2,120.00.


                           PERFORMANCE INFORMATION

    The tables below indicate the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in each table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.


                                               VALUE OF A $1,000 INVESTMENT -- ALABAMA

                                              VALUE OF         VALUE OF
                                             INVESTMENT       INVESTMENT        TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                               BEFORE            AFTER                 DEDUCTING                   DEDUCTING
                                            DEDUCTING THE    DEDUCTING THE        THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC     ------------------------    ------------------------
   PERIOD*          DATE      INVESTMENT     ON 8/31/98       ON 8/31/98      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------   ----------   ----------    -------------    -------------    ----------    ----------    ----------    ----------
Life of
Fund**             5/1/92       $1,000        $1,498.61        $1,498.61        49.86%        6.59%         49.86%        6.59%
5 Years
Ended
8/31/98**         8/31/93       $1,000        $1,267.08        $1,247.08        26.71%        4.85%         24.71%        4.52%
1 Year
Ended
8/31/98           8/31/97       $1,000        $1,061.71        $1,011.71         6.17%        6.17%          1.17%        1.17%
------------
*Investment operations began on May 1, 1992.

                                              VALUE OF A $1,000 INVESTMENT -- ARKANSAS

                                             VALUE OF
                                            INVESTMENT         VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                              BEFORE       INVESTMENT AFTER          DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     ------------------------    ------------------------
   PERIOD*         DATE      INVESTMENT     ON 8/31/98        ON 8/31/98      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------   ----------   ----------    -------------    -------------    ----------    ----------    ----------    ----------
Life of
Fund**            10/2/92      $1,000        $1,429.43        $1,419.43         42.94%        6.23%         41.94%        6.11%
5 Years
Ended
8/31/98**         8/31/93      $1,000        $1,257.61        $1,237.67         25.76%        4.69%         23.77%        4.36%
1 Year
Ended
8/31/98           8/31/97      $1,000        $1,071.94        $1,021.94          7.19%        7.19%          2.19%        2.19%
------------
*Investment operations began on October 2, 1992.

                                               VALUE OF A $1,000 INVESTMENT -- GEORGIA

                                            VALUE OF
                                           INVESTMENT         VALUE OF         TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                             BEFORE       INVESTMENT AFTER           DEDUCTING                   DEDUCTING
                                          DEDUCTING THE     DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     ------------------------    ------------------------
   PERIOD*        DATE      INVESTMENT     ON 8/31/98        ON 8/31/98       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------- ----------   ----------    -------------   ---------------    ----------    ----------    ----------    ----------
Life of
Fund**          12/23/91      $1,000        $1,456.00         $1,456.00         45.60%        5.78%         45.60%        5.78%
5 Years
Ended
8/31/98          8/31/93      $1,000        $1,236.05         $1,216.59         23.60%        4.33%         21.66%        4.00%
1 Year
Ended
8/31/98          8/31/97      $1,000        $1,070.00         $1,020.00          7.00%        7.00%          2.00%        2.00%
------------
*Investment operations began on December 23, 1991.

                                              VALUE OF A $1,000 INVESTMENT -- KENTUCKY

                                             VALUE OF
                                            INVESTMENT         VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                              BEFORE       INVESTMENT AFTER          DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     ------------------------    ------------------------
   PERIOD*         DATE      INVESTMENT     ON 8/31/98        ON 8/31/98      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------   ----------   ----------    -------------    -------------    ----------    ----------    ----------    ----------
Life of
Fund**           12/23/91      $1,000        $1,490.96        $1,490.96         49.10%        6.15%         49.10%        6.15%
5 Years
Ended
8/31/98           8/31/93      $1,000        $1,265.56        $1,245.63         26.56%        4.82%         24.56%        4.49%
1 Year
Ended
8/31/98           8/31/97      $1,000        $1,069.69        $1,019.69          6.97%        6.97%         1.97%         1.97%
------------
*Investment operations began on December 23, 1991.

                                              VALUE OF A $1,000 INVESTMENT -- LOUISIANA

                                              VALUE OF         VALUE OF
                                           INVESTMENT         INVESTMENT        TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                               BEFORE            AFTER                 DEDUCTING                   DEDUCTING
                                            DEDUCTING THE    DEDUCTING THE        THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC     ------------------------    ------------------------
   PERIOD*          DATE      INVESTMENT     ON 8/31/98       ON 8/31/98      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------   ----------   ----------    -------------    -------------    ----------    ----------    ----------    ----------
Life of
Fund**            10/2/92       $1,000        $1,435.47        $1,425.47        43.55%        6.31%         42.55%        6.18%
5 Years
Ended
8/31/98**         8/31/93       $1,000        $1,241.66        $1,222.48        24.17%        4.42%         22.25%        4.10%
1 Year
Ended
8/31/98           8/31/97       $1,000        $1,073.70        $1,023.70         7.37%        7.37%         2.37%         2.37%
------------
*Investment operations began on October 2, 1992.

                                              VALUE OF A $1,000 INVESTMENT -- MARYLAND

                                             VALUE OF
                                            INVESTMENT           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                               BEFORE       INVESTMENT AFTER           DEDUCTING                   DEDUCTING
                                            DEDUCTING THE     DEDUCTING THE        THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT    INVESTMENT    AMOUNT OF      MAXIMUM CDSC      MAXIMUM CDSC     ------------------------    ------------------------
   PERIOD*        DATE      INVESTMENT       ON 8/31/98        ON 8/31/98      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------   ----------   ----------    -------------    --------------    ----------    ----------    ----------    ----------
Life of
Fund**            2/3/92      $1,000        $1,512.18         $1,512.18         51.22%        6.49%         51.22%        6.49%
5 Years
Ended
8/31/98**        8/31/93      $1,000        $1,267.11         $1,247.11         26.71%        4.85%         24.71%        4.52%
1 Year
Ended
8/31/98          8/31/97      $1,000        $1,069.77         $1,019.77          6.98%        6.98%          1.98%        1.98%
----------
*Investment operations began on February 3, 1992.

                                              VALUE OF A $1,000 INVESTMENT -- MISSOURI

                                             VALUE OF
                                            INVESTMENT         VALUE OF        TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                              BEFORE       INVESTMENT AFTER          DEDUCTING                   DEDUCTING
                                           DEDUCTING THE     DEDUCTING THE        THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     ------------------------    ------------------------
   PERIOD*          DATE      INVESTMENT     ON 8/31/98        ON 8/32/98      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------   ----------   ----------    -------------    -------------     ----------    ----------    ----------    ----------
Life of
Fund**            5/1/92      $1,000        $1,551.66         $1,551.66         55.17%        7.18%         55.17%        7.18%
5 Years
Ended
8/31/98**        8/31/93      $1,000        $1,289.57         $1,269.57         28.96%        5.22%         26.96%        4.89%
1 Year
Ended
8/31/98          8/31/97      $1,000        $1,078.06         $1,028.06          7.81%        7.81%          2.81%        2.81%
----------
*Investment operations began on May 1, 1992.

                                           VALUE OF A $1,000 INVESTMENT -- NORTH CAROLINA

                                              VALUE OF
                                             INVESTMENT         VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                               BEFORE       INVESTMENT AFTER          DEDUCTING                   DEDUCTING
                                           DEDUCTING THE     DEDUCTING THE         THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     ------------------------    ------------------------
   PERIOD*          DATE      INVESTMENT     ON 8/31/98        ON 8/31/98      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------   ----------   ----------    -------------    -------------     ----------    ----------    ----------    ----------
Life of
Fund**          10/23/91      $1,000        $1,503.46         $1,503.46         50.35%        6.12%         50.35%        6.12%
5 Years
Ended
8/31/98          8/31/93      $1,000        $1,239.93         $1,220.37         23.99%        4.39%         22.04%        4.06%
1 Year
Ended
8/31/98          8/31/97      $1,000        $1,074.25         $1,024.25          7.42%        7.42%          2.42%        2.42%
------------
*Investment operations began on October 23, 1991.

                                               VALUE OF A $1,000 INVESTMENT -- OREGON

                                            VALUE OF
                                           INVESTMENT           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             BEFORE        INVESTMENT AFTER            DEDUCTING                   DEDUCTING
                                           DEDUCTING THE    DEDUCTING THE          THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC      ------------------------    ------------------------
   PERIOD*         DATE      INVESTMENT     ON 8/31/98        ON 8/31/98       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ----------   ----------    -------------    -------------      ----------    ----------    ----------    ----------
Life of
the Fund**      12/24/91      $1,000        $1,502.20         $1,502.20         50.22%        6.27%         50.22%        6.27%
5 Years
Ended
8/31/98          8/31/93      $1,000        $1,234.88         $1,215.40         23.49%        4.31%         21.54%        3.98%
1 Year
Ended
8/31/98          8/31/97      $1,000        $1,072.25         $1,022.25          7.22%        7.22%          2.22%        2.22%
----------
*Investment operations began on December 24, 1991.

                                           VALUE OF A $1,000 INVESTMENT -- SOUTH CAROLINA

                                             VALUE OF
                                            INVESTMENT           VALUE OF        TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                              BEFORE       INVESTMENT AFTER            DEDUCTING                   DEDUCTING
                                           DEDUCTING THE     DEDUCTING THE        THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT      INVESTMENT    AMOUNT OF    MAXIMUM CDSC      MAXIMUM CDSC     ------------------------    ------------------------
   PERIOD*         DATE       INVESTMENT     ON 8/31/98        ON 8/31/98      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------   ----------   ----------    -------------  ---------------     ----------    ----------    ----------    ----------
Life of
Fund**          10/02/92      $1,000        $1,420.90         $1,410.90         42.09%        6.12%         41.09%        6.00%
5 Years
Ended
8/31/98          8/31/93      $1,000        $1,257.77         $1,237.90         25.78%        4.69%         23.79%        4.36%
1 Year
Ended
8/31/98          8/31/97      $1,000        $1,079.55         $1,029.55          7.96%        7.96%          2.96%        2.96%
----------
*Investment operations began on October 2, 1992.

                                              VALUE OF A $1,000 INVESTMENT -- TENNESSEE

                                           VALUE OF         VALUE OF
                                          INVESTMENT       INVESTMENT          TOTAL RETURN BEFORE           TOTAL RETURN AFTER
                                            BEFORE            AFTER                DEDUCTING                     DEDUCTING
                                          DEDUCTING THE    DEDUCTING THE        THE MAXIMUM CDSC             THE MAXIMUM CDSC
 INVESTMENT     INVESTMENT   AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC     -------------------------   ---------------------------
   PERIOD*         DATE     INVESTMENT     ON 8/31/98       ON 8/31/98      CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------  ----------  ----------    -------------    -------------    ----------    ----------    ----------    ----------
Life of
Fund**          8/25/92      $1,000        $1,461.36        $1,461.36        46.14%          6.50%         46.14%         6.50%
5 Years
Ended
8/31/98**       8/31/93      $1,000        $1,263.54        $1,243.80        26.35%          4.79%         24.38%         4.46%
1 Year
Ended
8/31/98         8/31/97      $1,000        $1,068.59        $1,018.59         6.86%          6.86%          1.86%         1.86%
------------
*Investment operations began on August 25, 1992.

                                              VALUE OF A $1,000 INVESTMENT -- VIRGINIA

                                            VALUE OF
                                           INVESTMENT           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             BEFORE        INVESTMENT AFTER           DEDUCTING                   DEDUCTING
                                           DEDUCTING THE     DEDUCTING THE        THE MAXIMUM CDSC            THE MAXIMUM CDSC
 INVESTMENT     INVESTMENT    AMOUNT OF     MAXIMUM CDSC      MAXIMUM CDSC     --------------------------  ------------------------
   PERIOD*        DATE       INVESTMENT      ON 8/31/98        ON 8/31/98      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ----------   ----------    -------------    -------------      ----------    ----------    ----------    ----------
Life of
Fund**           7/26/91      $1,000        $1,571.64         $1,571.64         57.16%        6.58%         57.16%        6.58%
5 Years
Ended
8/31/98          8/31/93      $1,000        $1,261.09         $1,241.18         26.11%        4.75%         24.12%        4.42%
1 Year
Ended
8/31/98          8/31/97      $1,000        $1,073.66         $1,023.66          7.37%        7.37%          2.37%        2.37%
------------
*Investment operations began on July 26, 1991.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class B and of each Fund. As of November 30, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of the following amounts of the Class B shares, which are held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances: Alabama -- 33.9%; Arkansas -- 11.7%; Georgia -- 19.3%; Kentucky -- 15.6%; Louisiana -- 42.5%; Maryland -- 14.1%; Missouri -- 7.8%; North Carolina -- 11.4%; Oregon -- 9.0%; South Carolina -- 14.8%; Tennessee -- 8.7%; and Virginia -- 14.8%. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class B shares as of such date.

                    APPENDIX C: STATE SPECIFIC INFORMATION

                            RISKS OF CONCENTRATION

    The following information as to certain state specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. Neither the Trust nor the Portfolios have independently verified this information.

    The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

                                   ALABAMA

    Alabama's business cycle is closely related to the national economy, due to its manufacturing based economy. The State's economy has changed little in the past few years. Growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets. An important factor affecting the economy is the State owned Port of Mobile which primarily handles coal exports and serves as a major Gulf Coast port. The Port of Mobile is one of the nation's busiest ports in tons of cargo handled.

    Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. Strong growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable good sector. Overall, non-agricultural employment has steadily grown during the past five years.


    The U.S. Supreme Court has granted certiorari to review an Alabama Supreme Court decision summarily affirming a lower state court's ruling that a telephone company, its affiliated corporations, and a transportation company were barred by the doctrine of res judicata from relitigating the constitutionality of the Alabama foreign corporation franchise tax because of the preclusive effect of the holding in White v. Reynolds Metals Co., 558 So 2d 373 (Ala. 1989), cert. denied, 496 U.S. 912 (1990). In Reynolds Metals the Alabama Supreme Court held that Alabama's franchise tax scheme did not violate either the Equal Protection Clause or the Commerce Clause of the U.S. Constitution. South Central Bell Telephone Co. et al., U.S. Supreme Court, Dkt. 97-2045, petition for certiorari granted September 29, 1998. The Court will review the petitioners' contentions that the state franchise tax impermissibility discriminates against interstate commerce by taxing Alabama corporations only on the par value of their stock while taxing out-of-state corporations on the value of essentially all their capital employed in Alabama. The Court declined to review the question of the relief to which petitioners may be entitled if the franchise tax is found to be unconstitutional.

    In recent years corporate franchise tax collections have constituted as much as 15% of the state's General Fund revenues; in 1995-96, Alabama collected $116,740,877 in corporate franchise taxes, a large proportion of which represented taxes paid by foreign corporations; in 1994-95 franchise tax collections were $134,574,958. Total General Fund receipts for these two years were $896,910,316 (1995-96) and $874,315,598 (1994-95), respectively (Source:
A Legislator's Guide to Alabama's Taxes, January, 1997). Corporate franchise taxes are distributed as follows: 77% to the State General Fund; 16.35% to the Public Welfare Trust Fund; and 6.65% to the counties in which the corporations operate. A Supreme Court decision holding a substantial component of this tax to be unconstitutional could have a severe impact on the budgets and financial condition of the state and certain of its counties.

                                   ARKANSAS

    The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State; however, no such bonds may be issued unless approved by the voters of the State at a general election or a special election held for that purpose. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.

    Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Stabilization Act, the General Assembly establishes three levels of priority for general revenue spending, levels "A," "B" and "C". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, the Budget Stabilization Trust Fund, which receives one-half of interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. Other said interest earnings are utilized to supplement the State's capital construction program. However, such interest earnings are first pledged to the payment of certain bonds issued by or on behalf of certain state agencies.

    The State operates under a biennial budgeting system with July 1, 1997 beginning the current biennium. The State ended fiscal 1997 in balance as required by the Revenue Stabilization Act. Gross available general revenue growth for fiscal 1997 was 5.5%.


                                   GEORGIA

    The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

    Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water or sewerage facilities or systems exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes may not exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding may not exceed $72 million.


    As of October 31, 1998, the State's outstanding general obligation debt was $5,012,670,000. The State had outstanding at October 31, 1998, $171,805,000 of guaranteed revenue debt. In addition to the State's general obligation debt and guaranteed revenue debt, the State had outstanding at June 30, 1997, $130,000 in revenue bonds and notes issued by various State agencies, authorities and institutions of higher education. In the 1998 Legislative Session, the General Assembly authorized and the Governor approved the issuance of $765,608,000 in aggregate principal amount of general obligation bonds ($283,218,000 for amended fiscal year 1998 and $482,390,000 for fiscal year 1999) fiscal year 1998, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies.


    The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.

    Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to render incontestable the validity of the pertinent bond issue and the security therefor.


    Tax collections of the State for fiscal year 1998 were 5.6% over tax collections for fiscal year 1997. Corporate and individual income tax receipts and general sales tax receipts of the State for fiscal year 1997 comprised an estimated 52.1% and 40.2%, respectively, of the total State tax revenues. Revenues from sales and income taxes increased 2.8% and 6.0%, respectively, during fiscal year 1998.

    Two suits have been filed with the State of Georgia by foreign producers of alcoholic beverages. The first suit seeks $96 million in refunds of alcohol import taxes plus interest, imposed under Georgia's post-Bacchus (468 U.S. 263-1984) statute, O.C.G.A. (S) 3-4-60, et seq., as amended in 1985.
These claims constitute 99% of all such taxes paid during the three years preceding these claims. In addition, the claimants have filed a second suit for refund of an additional $23 million, plus interest, for apparently later time periods. These two cases encompass all known or anticipated claims for refund of such type within the apparently applicable statute of limitations for the years in question (1989 - January 1995). These cases are still pending in the trial court. The trial court has granted the State's motion for summary judgement, and twelve of the twenty-three claimants have appealed to the Georgia Supreme Court. The total principal amount of the claims for refund by twelve Plaintiffs who did appeal now appears to be approximately $42 million. The total principal dollar amount of the claims for refund by the eleven Plaintiffs who did not appeal, which claims appear to be conclusively resolved in favor of the State by virtue of the trial court's judgment now appears to be approximately $54 million.

    In cases related to ones filed recently in Fulton Superior Court, each County and certain of its officials has sued the State of Georgia, the Department of Revenue, Zell Miller (in his official capacity as Governor), T. Jerry Jackson (in his personal capacity and in his official capacity as Revenue Commissioner), Claude L. Vickers in his personal capacity and in his official capacity as State Auditor), and the Department of Audits (collectively "the State") in connection with the State's collection and distribution of local option sales taxes to the counties. In Cobb, the County sought an accounting, a writ of mandamus, injunctive relief and additional relief based upon theories of unjust enrichment and bailment. Cobb's claims related to the State's administration of state and local option sales taxes from April 1, 1995 to the present. Cobb sought $19 million in relief. In DeKalb, the County asserts similar grounds for relief with the addition of a claim for declaratory relief. Dekalb's claims relate to the State's administration of state and local option sales taxes from July 1, 1997 to the present. DeKalb seeks unspecified monetary relief but estimates a shortfall in distributions from the State of $15 million. The State filed motions to dismiss in both cases and additionally, in Cobb, filed a counterclaim against the County for $10.4 million. The trial court has granted the State's motions to dismiss in both actions. DeKalb County has appealed this ruling, claiming that certain of its claims were meritorious and seeking to litigate those claims. The State believes that the period for Cobb County to appeal has lapsed, although a motion by Cobb County remains pending in the trial court. The State intends to contest all claims against it vigorously. The State believes that the substance of Plaintiff's claims in both cases in unsubstantiated. This appeal has been fully briefed and argued, and decision is awaited from the Supreme Court of Georgia.

    On August 26, 1996, a civil action was filed in the Fulton County Superior Court seeking a court order declaring that two games sponsored by the Georgia Lottery Corporation, "Quick Cash" and "Cash Three," are unconstitutional and enjoining the lottery from further offering of these games. Plaintiffs also seek the return of all monies played on these games during a specified period, approximately $1,703,462,781. On an interlocutory appeal, the Georgia Court of Appeals ruled that the Lottery Corporation does not have sovereign immunity but ruled for the Corporation on the merits. The Plaintiffs petitioned for a writ of certiorari to the Supreme Court of Georgia, and the Supreme Court denied the petition. The remittitur of Court of Appeals has been returned to the trial court.

    Another case has arisen in the context of a declaratory judgment action brought by the State of Georgia and counterclaims filed by the defendants. A young professional woman and mother was killed in an automobile accident when her car collided with another vehicle. The other vehicle was a state-owned vehicle driven by an employee of a for-profit corporation, which had contracted with Fulton County, Georgia, to provide a transportation service. Fulton County had a contract with the Atlanta Regional Commission concerning the transportation service program, and the Atlanta Regional Commission, in turn, had a contract with the Georgia Department of Human Resources. In June 1996, the Georgia Department of Human Resources and the Georgia Department of Administrative Services brought declaratory judgment actions against the decedent's estate and others to assert the absence of any duty to insure the second driver. In August 1996, the estate and other parties filed tort counter-claims for wrongful death. The State's self-insurance program and the State's vehicle insurer have settled with the decedent's estate in a total amount of $675,000; the State's share was $175,000. The State has reached a settlement of all remaining claims for a total of less than $200,000.

    A civil action was filed in October, 1997, on behalf of W.J. Luke and all other contributors to the Georgia Underground Storage Tank Trust Fund, established under the Georgia Underground Storage Tank Act, O.C.G.A.
(S)12-13-1, et seq., for refund of all monies collected under that Act, interest, and attorney's fees. From the time of its inception in 1988 to the present, the Fund has collected approximately $82 million. The State believes that it has substantial defenses to assert and intends to defend the case vigorously. The State was granted a motion to dismiss the action on the grounds that no justifiable controversy exists, and the Plaintiff has filed an appeal with the Georgia Supreme Court. The State filed a motion to transfer the case to the Georgia Court of Appeals, which was denied. The Supreme Court has heard oral arguments and a decision by the Court is pending.

    Like other large organizations, the State and its agencies are subject to the costs and risks associated with what has come to be known as "Year 2000" compliance, which arises because many computer programs accept only two-digit entries in date codes fields used for, among other things, calculation and report generation features. Wherever the State and its agencies use information systems, the resulting inability of such computer programs to distinguish between the years 1900 and 2000 presents a number of risks. Such risks include, for example, disruption of the collection of revenues, disruption of the distribution of State funds with respect to transfer payments, taxes, State payroll, and transfers to local government, and disruption of other information processing with respect to preparation of tax assessment notices and calculation of prisoner release dates, as well as the inefficiencies and delays caused by system-generated errors and potential litigation as a result of any of such disruptions or delays. In addition, the State's receipt of revenues from its various revenue sources, both in the public and private sectors, could be adversely affected by Year 2000 compliance problems experienced by such revenue sources.


                                   KENTUCKY


    Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and until recently required the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness has been issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate at the November 1994 general election authorized the Kentucky General Assembly to enact legislation permitting local governments to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly enacted such enabling legislation in 1996 and the Kentucky courts issued a final judgment in July 1998 upholding the validity of the constitutional amendment. Local governments in Kentucky have begun to issue general obligation indebtedness under the authority of the constitutional amendment and the enabling legislation.


                                  LOUISIANA


    The State of Louisiana general fund ended fiscal year 1996-97 with an undesignated fund balance of approximately $135 million. The latest published information indicated that the estimated amount necessary to continue all existing programs through fiscal year 1997-98 was approximately $5.6 billion while the estimate of revenues available for expenditures was approximately $5.7 billion. The latest fiscal year 1998-99 budget projections indicate that the state will have to rely on reduction in expenditures by approximately $616 million to produce a balanced budget. There are several items that may impact the sale's budget in future years. On June 19, 1997, the State Bond Commission authorized the defeasance of certain General Obligations Bond payments due in Fiscal Years 1997-98, 1998-99, 1999-2000, and 2000-01, using the general fund undesignated fund balance from the fiscal year 1995-96. The defeasance resulted in a reduction of the State's debt service payment obligations for fiscal years 1998-2001 by more than $393 million. In 1998, the Louisiana Legislature continuned the existing temporary suspension of most exemptions from the Louisiana sales/use tax through June 30, 2000. Louisiana also participated in the settlement of lawsuits by various states against the tobacco industry. Louisiana is expected to receive $4.4 billion in the next twenty-five years for the public cost of treating smoking-related illnesses. These funds will be unrestricted money that will be deposited into the general fund. The State's Attorney General anticipates that the money will be earmarked for medical research, education, and other areas to fight tobacco-related illnesses. The State's first payment of $54.1 million is due soon. After that, there will be twenty-four annual payments ranging from $144.6 million to $189.3 million. On October 31, 1998, Harrah's New Orleans Casino emerged from bankruptcy after three years of legal, political and financial obstacles. The project is backed by Harrah's Enertainment, Inc. Pursuant to the casino operator's contract with the state, the casino is obligated to pay to the State a $100 million annual state casino tax. This payment is guaranteed by Harrah's Entertainment, Inc. The state has addressed certain issues related to the Medicaid program. There were budget surpluses in the State Medicaid Program in 1995-96 and 1996-97 fiscal years and no deficits are foreseen in the near future. The appropriaton for the state fiscal year 1997-98 was $3.281 billion, the total state contribution for fiscal year 1997-98 is $982.2 million. This amount represents a complete State contribution as required by the federal matching levels. There is no assurance, however, that there will not be delays in appropriations or state budget deficits which may occur in the future that may create a risk that payments for services to a Medicaid patient will be held or delayed. Other items that may impact the state's budget projections include the Louisiana "Self-Insurance Fund," which consists of all premiums paid by state agencies under the state's risk management program, the investment earnings thereon and commissions retained. As of June 30, 1997, the self-insurance fund's discounted valuation reported in accordance with Governmental Accounting Standards Board No. 10 totaled $0 because, due to the indadequate funding levels, discounted valuations were not possible. As of June 30, 1997, there was a cash balance in the self-insurance fund of $123,675,053. Another debt the state faces is the state employees retirement system "unfunded accrued liability," which is the estimated amount by which the retirement systems are under funded. In 1987, a law was passed which requires the state to make whatever payments are necessary over a forty-year period to eliminate the unfunded accrued liability. The legislative actuary originally projected that the unfunded accrued liability would grow to $9 billion by the year 2019. However, the unfunded accrued liability has actually decreased; as of fiscal year 1996-97 it was $6.414 billion, $940 million less than projected.

                                   MARYLAND

    Generally Maryland has been among the most heavily indebted of the states, although its position is more moderate with the inclusion of local debt, reflecting in part the State assumption several years ago of a substantial portion of local school construction costs. The State became concerned over its debt levels and, following recommendations of a debt affordability committee, has practiced restraint in borrowing. Resources have also expanded and debt ratios have fallen. Capital borrowing plans are reasonable and designed not to increase debt levels. Recently, major infrastructure projects undertaken, including a light rail line, two stadiums, and airport and convention center improvements, have been financed primarily by revenue-backed or other non-general obligation financings.


    The public indebtedness of Maryland and its instrumentalities is divided into three basic types. The State, as well as the various counties and municipalities of the State, issues general obligation bonds payable from ad valorem taxes for capital improvements. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities, as well as several local governments, issue obligations payable solely from identified taxes or revenue streams, including loan obligations from nonprofits, companies or other private entities, and for which the State or local government has no liability and has given no moral obligation assurance. The State, its agencies and departments and the various localities also enter into municipal leases or installment purchase obligations. Such a lease is not a general obligation of the municipality for which the municipality's taxing power is pledged but is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease. Such municipal leases generally contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.


    The State ended fiscal year 1997 with a General Fund surplus on a budgetary basis of $207.2 million, in addition to which there was $490.1 million in the Revenue Stabilization Account of the State Reserve Fund. In April 1997 the General Assembly approved a $15.4 billion 1998 fiscal year budget. When this budget was enacted, the State estimated the General Fund surplus on a budgetary basis would be $28.2 million, in addition to which the State projected that there would be a balance of $532 million in the Revenue Stabilization Account of the State Reserve Fund. The General Fund surplus on a budgetary basis at June 30, 1998 was $420 million. In addition, the balance in the Revenue Stabilization Account of the State Reserve Fund was $617.9 million at June 30, 1998. Based on the Budget approved for fiscal year 1999, it is currently estimated that the General Fund surplus on a budgetary basis at June 30, 1999, will be approximately $117 million. In addition, the balance in the Revenue Stabilization Account for the State Reserve Fund is estimated to be $635 million at June 30, 1999 (after $185.2 million is transferred to the General Fund).

                                   MISSOURI


    While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. However, since the 1980 to 1983 recession periods, Missouri unemployment levels generally approximated or slightly exceeded the national average. The St. Louis and Kansas City metropolitan areas are important contributors to the Missouri economy. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.


    Defense related business plays an important role in Missouri's economy and in 1996 St. Louis based McDonnel Douglas Corporation ("MDC"), the largest employer in the State, was reported to have received the second largest dollar volume of defense contracts in the United States. Recent changes in the levels of military appropriations and cancellations of weapons programs have resulted in a 30% decrease in MDC's Missouri workforce over the last four years. In the event of further reductions in the level of military appropriations are enacted by the United States Congress, Missouri and particularly the St. Louis area, could be disproportionately affected. On August 1, 1997, MDC became a wholly-owned subsidiary of The Boeing Company. It is impossible to determine what effect, if any, the acquisition of MDC by The Boeing Company will have on the operations conducted by MDC. On December 1, 1998 the Boeing Company announced it would reduce its overall workforce 20% by the end of 2000. While it is expected that most of the reduction will occur in the commercial aircraft division which is located outside of Missouri, any shift or loss of production operations now conducted in Missouri would have a negative impact on the economy of the State and particularly on the economy of the St. Louis metropolitan area.

    Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty: litigation continues on many issues, court orders are unpredictable, and school district spending patterns have proven difficult to predict. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain and the State is attempting to negotiate a settlement of the litigation in order to reduce its annual desegregation cost payments which, in recent year, have accounting for as much 15% of total General Fund spending.


    Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

    The limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by Section 18 of Article X by more than 1%, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri Constitution. The revenue limit can also be exceeded by a constitutional amendment authorizing new or increased taxes or revenues adopted by the voters of the State of Missouri. The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee "without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon."

    When a local governmental unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced "to yield the same estimated gross revenue as on the prior base." It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

                                NORTH CAROLINA

    The current economic profile of the State consists of a combination of industry, agriculture and tourism. Tobacco production, which had been the leading source of agricultural income in the State, declined in 1995. Tobacco farming in the State has been and is expected to continue to be affected by major Federal legislation and regulatory measures regarding tobacco production and marketing and by international competition.

    The State's seasonally adjusted unemployment rate in April, 1997 was 3.2% of the labor force, as compared with and unemployment of 4.9% nationwide. The labor force has undergone significant change during recent years as the State has moved from an agricultural to a service and goods producing economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits.


    The State is a defendent in pending court actions involving the taxing of benefits paid to federal retirees and related matters. Although specific claims for damages have not been precisely calculated, the amount could exceed $400 million over a period of years. The State is also a defendent in several other litigations which, in the opinion of the Department of the Treasurer, could have a material adverse affect on the State's ability to meet its obligations. In the Leandro action, the plaintiffs claim that the State has failed to provide adequate or substantially equal educational opportunities to children. On July 24, 1997, the North Carolina Supreme Court issued a decision in the case, in which the Court held that the North Carolina Constitution guarantees every child in the state an opportunity to receive a sound basic education in North Carolina public schools, and defined the basic parameters of a "sound basic education". The Court also held, however, that the Constitution does not require substantially equal funding and educational advantages in all school districts. The Court remanded the case to the Superior Court to determine whether the plaintiffs could make a clear showing that the State Board of Education has established and is administering a system that denies the children in the State a sound basic education. In the Francisco action, the plaintiffs claim that the State has failed to fund programs to educate non-English speaking students. In a series of cases involving State retirement benefits, disabled retirees are challenging on various grounds changes in the formula for paying retirement benefits. Damages could exceed $500 million. In the Fulton case, the imposition of the State's intangible personal property tax on shares of stock was challenged and was found to be in violation of the United States Constitution Commerce Clause. On July 21, 1997, the North Carolina General
Assembly ratified legislation providing a refund to all taxpayers who paid intangibles tax on shares of stock from 1990 through 1994, who protested payment in a timely manner under applicable state law, and whose refund claim was pending on the date the United States Supreme Court struck down the tax. The estimated cost of refunds is approximately $155 million.


                                    OREGON

    As of September 1, 1997, $3.26 billion in general obligation bonds issued by the State of Oregon and its agencies and instrumentalities were outstanding, including $122.3 million in general obligation bonds supported by the budget for the State's general fund and $3.14 billion of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include $2.39 billion of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

    In addition to general obligation bonds, various state statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Portfolio or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

    Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal source of State tax revenues are personal income and corporate income taxes. For the 1997-99 biennium, approximately 97.0% of the State's legislatively budgeted revenues are projected to come from combined income taxes, insurance taxes, gift and inheritance taxes, and cigarette and tobacco taxes.

    Units of local government (including cities, counties, school districts and various types of special purpose districts), each of them a municipal corporation separate from the State, rely on various combinations of property tax revenues, local income taxes, user fees and charges and State assistance. As of June 30, 1996, units of local government in Oregon had $3.01 billion in general obligation bonds outstanding.

    Over the past several years, a number of species of Oregon wildlife have been added to the Endangered Species list, including the northern spotted owl and certain populations of salmon. The spotted owl listing has already had a substantial economic impact on the State's economy, primarily through a reduction in timber harvests from federal lands. The salmon listings also have had a substantial economic impact, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. Efforts to protect the spotted owl and salmon and steelhead populations may eventually affect a wide variety of agricultural, industrial, recreational and land use activities, with corresponding impacts on long-term economic growth. The magnitude and extent of any future environmental action is difficult to predict.

    Oregon voters have approved several property tax limitation measures during the 1990s. Ballot Measure 5, adopted by Oregon's voters in November 1990, imposed an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. Measure 5 provided that not more than $15 per $1,000 of real market value could be levied against any piece of property, of which $5 could be used for public education and the remaining $10 could be used for general governmental purposes. Ballot Measure 47, adopted by Oregon's voters in November 1996, was designed to limit the amount of property taxes actually collected.

    Units of local government that levy and collect property taxes are most directly affected by the property tax limitation measures. The Oregon Legislative Revenue Office has estimated that the total reduction in property tax revenues collected by local governments under Measure 50 will be approximately $389 million for tax year 1997-98 and approximately $454 million for tax year 1998-99. Both Measure 5 and Measure 50 require the State to temporarily replace a substantial portion of the lost revenues of local school districts. Because the State does not levy or collect property taxes, the main impact of the property tax limitation measures will likely be to increase pressure on the Legislative Assembly to continue to use State funds to replace revenues lost by local governments.

    Ballot Measure 47. At the November 5, 1996 general election, the voters of the State of Oregon approved a constitutional amendment creating new sections 11g, 11h, 11i and 11j within Article XI of the Oregon Constitution. The initiative proposing these amendments was commonly referred to as "Ballot Measure 47" or "Cut and Cap."

    Before Measure 47 was fully implemented, the 1997 Legislative Assembly referred to Oregon voters, and the voters approved at the May 20, 1997 special election, a constitutional amendment that replaced the property tax limitations imposed by the former Measure 47. Measure 50 repealed both Measure 47 and Measure 5 and replaced them with a new ad valorem property tax limitation measure, which required a 17 percent reduction in 1997-98 operating tax levies (which vary by government entity) and which limited the assessed value for the tax year 1997-98 to its 1995-96 "real market value," less ten percent. Thereafter, Measure 50 limits the valuation growth of property assessments on each unit of property to three percent per year for future tax years. Measure 50 preserves the general limitations on property tax rates imposed by Measure 5. Measure 50 also requires that any new property taxes be approved by a majority of the voters in an election where at least 50 percent of the eligible voters participate, except in the instance of a general election in even numbered years. In addition, Measure 50 requires voter approval of the use if fees, taxes, assessments or other charges as alternative revenue sources to make up for revenue reductions caused by the amended property tax limits.

    Several litigation matters are pending involving the State. These matters include (i) an action filed by several out-of-state insurers challenging Oregon's gross premium tax on out-of-state insurers and seeking refunds of taxes previously paid, which could result in the State being liable for approximately $50 million in refunds and (ii) several cases in which federal retirees have challenged the validity of a State Public Employees Retirement System benefit increase to offset the taxation of such benefits or have sought refunds of State taxes paid on federal retirement benefits. In addition, the Oregon Supreme Court has ruled against the State in an action brought to require the State to return $81 million that was transferred in 1983 from the State's Industrial Accident Fund ("SAIF") to the State's general fund. The amount required to be returned to SAIF, including interest, has been estimated to be approximately $280 million. The claims have been settled for a State obligation to pay $225 million and $145 million of that amount has been paid. An additional $80 million is payable at the end of the 1999 legislative session.

    According to the September 1997 Oregon Economic and Revenue Forecast prepared by the State Department of Administrative Services, Oregon's economy is expected to continue expanding faster than the overall U.S. economy, due to a strong international export sector, an expanding high technology sector and a steady stream of immigration. Oregon's manufacturing and construction sectors, which have been growing at an extremely rapid pace, are expected to cool off. The larger service-producing sector, which has softened over the past two quarters, is expected to grow slightly. The overall growth rate is trending down. Increases in personal income are expected to be slightly higher in 1997 than they were in 1996, and are projected to be lower in 1998 and 1999. Following a 4.0 percent increase in 1996, employment is projected to rise more slowly in 1997 and 1998. Oregon's unemployment rate for August 1997 was 5.5% compared to a national rate of 4.9%.

                                SOUTH CAROLINA

    The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if there is a deficit, such deficit shall be provided for in the succeeding fiscal year. The State Constitution also provides that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund be maintained in an amount equal to 3% of General Fund revenue for the latest fiscal year. The State also maintains a Capital Reserve Fund equal to 2% of the General Reserve Fund.

    Despite several spending reductions in fiscal 1992, the State recorded a budgetary basis operating deficit of $54 million due to lower than anticipated sales and corporate-income tax revenues. The State ended fiscal 1992 with only $7.6 million in its budgetary general fund. In June 1993, the presidential base-closing commission voted to close the Charleston Naval Base. South Carolina has estimated lost revenues of $100 million over the three-year period from July 1, 1993 to June 30, 1996 due to the closing. There can be no guarantee that the actual cost will not be more or less than the State's estimate. Budgetary General Fund revenues and expenditures for fiscal 1993 were $3.673 billion and $3.521 billion, respectively. There was a $116 million surplus of which $67 million was deposited into the General Reserve Fund ("Rainy Day Fund"). Fiscal 1994 had budgeted revenues and expenditures of $3.828 billion and $3.795 billion, respectively. No new taxes were implemented. Fiscal 1994 ended with a General Fund surplus of $128 million, 1995 ended with a $222 million surplus and 1996 with a $27 million surplus. Despite recent deposits into the General Reserve Fund, South Carolina still maintains a deficit in its unrestricted general fund, in the amount of $261 million at the end of 1996. The General Reserve Fund is now at its fully funded level of $110.2 million. Fiscal 1995 has budgeted $3.93 billion for expenditures with no new taxes expected.

                                  TENNESSEE

    Tennessee's State Constitution requires that (1) the total expenditures of the State for any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past, the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.


    The Tennessee economy generally tends to rise and fall in a roughly parallel manner with the U.S. economy. For the past serveral years, the Tennessee unemployment rate has generally stabilized in the range of 5.0 percent. Tennessee's overall average unemployment rate for 1997 was 5.4%; the rate for March 1998 is 4.7%.

    State revenue collections for 1996 fell below projections by $22.4 million. A corresponding reduction in expenditures enabled the rainy day fund to maintain its balance of $101 million.


                                   VIRGINIA

    The Commonwealth of Virginia has had a tradition of low debt, and a large proportion of its general obligation bonds has been supported by particular revenue-producing projects. However, a trend towards more use of non-general obligation debt, which is not subject to constitutional limits on borrowing, is now changing the Commonwealth's debt profile. In recent years, the Commonwealth has expanded its limited obligation borrowings through various financing vehicles such as the Virginia Public Building Authority and the Virginia College Building Authority, and has embarked upon a substantial transportation bonding program to which certain increases in retail sales and motor vehicle-related taxes enacted in 1986 are dedicated. The general fund is the Commonwealth's major operating fund and accounts for about half of Commonwealth expenditures. It covers all functions except highways and Federal grant disbursements, for which there are special revenue funds.


    While the Commonwealth has had a long history of sound financial operations, variations of a cyclical nature have occurred during the past several years. At the close of the biennium ending June 30, 1994, the Fund balance amounted to $518.7 million of which $81 million was reserved, including $79.9 million for the Revenue Stabilization Fund. Fiscal 1995 general fund revenues exceeded projections by $56 million, or 0.8% and 1996 ended just below budget. The Revenue Stabilization Fund is estimated to have a balance of $200 million by June 30, 1998. The budget for the 1996-98 biennium submitted by the Governor did not contemplate any significant new taxes or increases in the scope or amount of existing tax.


    Virginia's economy is generally affected by economic trends throughout the country and in the Mid-Atlantic region, and it is particularly influenced by Federal civilian and military installations and the growth of suburban communities around Washington, D.C. Also significant to the economy of Virginia are manufacturing (such as electronic equipment, shipbuilding and chemical products), minerals (chiefly coal), service sector occupations (including banking and insurance), agriculture and tourism. Unemployment rates are typically below the national average, but because of a large military and civilian government employment component, and the related civilian employment, a substantial decrease in defense or other governmental spending could have a material adverse effect on both the unemployment rate and the economy of the Commonwealth in general.


                PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

PUERTO RICO. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly the high technology area has compensated for that loss.


    The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option limited the credit against such income to 40% of the credit allowable under then current law, with a five year phase-in period starting at 60% of the allowable credit. The second option was a wage and depreciation based credit. Additional amendments to Section 936 in 1996 imposed caps on these credits, beginning in 1998 for the first option and beginning in 2002 for the second option. More importantly, the 1996 amendments eliminated both options for taxable years beginning in 2006. The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term.

    Puerto Ricans have periodically considered conversion to statehood and such a vote is likely again in the future.

THE U.S. VIRGIN ISLANDS. The United States Virgin Islands (USVI) is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).

GUAM. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. Guam's general obligation debt is rated BBB by S&P with a negative outlook.

                   APPENDIX D: TAX EQUIVALENT YIELD TABLES


    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% (6% for Pennsylvania) under the regular federal income tax and applicable state and local tax rates applicable for 1998.


Note: The federal income tax portion of the indicated combined income tax brackets in the tables does not take into account the effect of a reduction in the deductibility of itemized deductions (including applicable state and local taxes) for taxpayers with adjusted gross income in excess of $124,500. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $124,500 and joint filers with adjusted gross income in excess of $186,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated in the tables.

Yields shown are for illustration purposes only and are not meant to represent a Fund's actual yield. No assurance can be given that any specific tax exempt yield will be achieved. While it is expected that each Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and applicable state and local taxes described in the prospectus, other income received by a Portfolio and allocated to a Fund may be taxable. The tables do not take into account state or local taxes, if any, payable on Fund distributions except for those described in the footnote to the tables. Also, the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The information set forth herein is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                                                               ALABAMA


                                                 COMBINED
                                                 FEDERAL                          A FEDERAL AND ALABAMA STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN       AL STATE        4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 25,350         Up to $ 42,350    19.25%       4.95%      5.57%      6.19%     6.81%     7.43%     8.05%     8.67%
    $ 25,351 - $ 61,400    $ 42,351 - $102,300    31.60        5.85       6.58       7.31      8.04      8.77      9.50     10.23
    $ 61,401 - $128,100    $102,301 - $155,950    34.45        6.10       6.86       7.63      8.39      9.15      9.92     10.68
    $128,101 - $278,450    $155,951 - $278,450    39.20        6.58       7.40       8.22      9.05      9.87     10.69     11.51
          Over $278,450          Over $278,450    42.62        6.97       7.84       8.71      9.59     10.46     11.33     12.20


 *Net amount subject to federal and Alabama personal income tax after deductions and exemptions.

 +The first tax bracket is calculated using the highest Alabama tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Alabama taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Alabama State income tax rate is 5%.

                                                              ARKANSAS


                                                 COMBINED
                                                  FEDERAL                        A FEDERAL AND ARKANSAS STATE
     SINGLE RETURN           JOINT RETURN           AND                              TAX EXEMPT YIELD OF:
-----------------------  ---------------------   AR STATE        4%        4.5%        5%        5.5%       6%       6.5%       7%
                                                   TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 25,350         Up to $ 42,350    20.95%      5.06%      5.69%      6.33%      6.96%     7.59%     8.22%     8.86%
    $ 25,351 - $ 61,400    $ 42,351 - $102,300    33.04       5.97       6.72       7.47       8.21      8.96      9.71     10.45
    $ 61,401 - $128,100    $102,301 - $155,950    35.83       6.23       7.01       7.79       8.57      9.35     10.13     10.91
    $128,101 - $278,450    $155,951 - $278,450    40.48       6.72       7.56       8.40       9.24     10.08     10.92     11.76
        Over   $278,450        Over   $278,450    43.83       7.12       8.01       8.90       9.79     10.68     11.57     12.46


*Net amount subject to federal and Arkansas personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Arkansas tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Arkansas taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Arkansas State income tax rate is 7%.

                                                               GEORGIA


                                                 COMBINED
                                                  FEDERAL                         A FEDERAL AND GEORGIA STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN       GA STATE         4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 25,350         Up to $ 42,350    20.10%       5.01%      5.63%      6.26%     6.88%     7.51%     8.14%     8.76%
    $ 25,351 - $ 61,400    $ 42,351 - $102,300    32.32        5.91       6.65       7.39      8.13      8.87      9.60     10.34
    $ 61,401 - $128,100    $102,301 - $155,950    35.14        6.17       6.94       7.71      8.48      9.25     10.02     10.79
    $128,101 - $278,450    $155,951 - $278,450    39.84        6.65       7.48       8.31      9.14      9.97     10.80     11.64
          Over $278,450          Over $278,450    43.22        7.05       7.93       8.81      9.69     10.57     11.45     12.33


*Net amount subject to federal and Georgia personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Georgia tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Georgia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

                                                              KENTUCKY


                                                 COMBINED
                                                  FEDERAL                        A FEDERAL AND KENTUCKY STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN       KY STATE         4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 25,350         Up to $ 42,350    20.10%       5.01%      5.63%      6.26%     6.88%     7.51%     8.14%     8.76%
      $ 25,351-$ 61,400      $ 42,351-$102,300    32.32%       5.91       6.65       7.39      8.13      8.87      9.60     10.34
      $ 61,401-$128,100      $102,301-$155,950    35.14%       6.17       6.94       7.71      8.48      9.25     10.02     10.79
      $128,101-$278,450      $155,951-$278,450    39.84%       6.65       7.48       8.31      9.14      9.97     10.80     11.64
          Over $278,450          Over $278,450    43.22%       7.05       7.93       8.81      9.69     10.57     11.45     12.33

     SINGLE RETURN           JOINT RETURN                      4%        4.5%        5%        5.5%       6%       6.5%       7%
-------------------------  -------------------              -----------------------------------------------------------------------
              (TAXABLE INCOME*)                                           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 25,350         Up to $ 42,350                 5.36%      5.99%      6.61%     7.23%     7.86%     8.48%     9.11%
      $ 25,351-$ 61,400      $ 42,351-$102,300                 6.33       7.07       7.80      8.54      9.28     10.01     10.75
      $ 61,401-$128,100      $102,301-$155,950                 6.61       7.37       8.14      8.91      9.68     10.45     11.22
      $128,101-$278,450      $155,951-$278,450                 7.12       7.95       8.78      9.61     10.44     11.27     12.10
          Over $278,450          Over $278,450                 7.55       8.42       9.30     10.18     11.06     11.94     12.82


 *Net amount subject to federal and Kentucky personal income tax after deductions and exemptions.

 +The first tax bracket is calculated using the highest Kentucky tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Kentucky taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The Kentucky State income tax rate is 6%.
**The Kentucky intangibles tax on stocks, bonds, notes and other evidences of debt is 25 cents on every $100 of the value thereof. An example of the effect of the Kentucky intangibles tax on the combined tax brackets of taxpayers is as follows: A $10,000 investment subject to the tax would require payment of $25 annually in intangibles taxes. If the investment yielded 5.5% annually or $550, the intangibles tax as a percentage of income would be $25/$550 or 4.55%. If a taxpayer owning such an investment were in the 6% state income tax bracket, he or she would be paying combined state taxes as a percentage of income of 6% plus 4.55% or 10.55%. Assuming the deductibility of these taxes as itemized deductions and that such taxpayer were in the 36% federal income tax bracket, the taxpayer would then be in a 42.75% (36% + (1 - .36) X 10.55%) combined tax bracket with respect to such investment. This is higher than the 39.84% combined tax bracket without taking into account the intangibles tax.

                                                              LOUISIANA


                                                 COMBINED
                                                  FEDERAL                        A FEDERAL AND LOUISIANA STATE
     SINGLE RETURN           JOINT RETURN          AND                               TAX EXEMPT YIELD OF:
-----------------------  ---------------------   LA STATE        4%        4.5%        5%        5.5%       6%       6.5%       7%
                                                   TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
       Up to   $ 25,350       Up to   $ 42,350    18.40%       4.90%      5.51%      6.13%     6.74%     7.35%     7.97%     8.58%
    $ 25,351 - $ 61,400    $ 42,351 - $102,300    32.32        5.91       6.65       7.39      8.13      8.87      9.60     10.34
    $ 61,401 - $128,100    $102,301 - $155,950    35.14        6.17       6.94       7.71      8.48      9.25     10.02     10.79
    $128,101 - $278,450    $155,951 - $278,450    39.84        6.65       7.48       8.31      9.14      9.97     10.80     11.64
        Over   $278,450        Over   $278,450    43.22        7.05       7.93       8.81      9.69     10.57     11.45     12.33


*Net amount subject to federal and Louisiana personal income tax after deductions and exemptions.

+Tax brackets are calculated using the highest Louisiana tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Louisiana taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%.

                                                              MARYLAND


                                                 COMBINED
     SINGLE RETURN           JOINT RETURN       FEDERAL                          A FEDERAL AND MARYLAND STATE
                                                   AND                               TAX EXEMPT YIELD OF:
                                                MD STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 25,350         Up to $ 42,350    21.63%       5.10%      5.74%      6.38%     7.02%     7.66%     8.29%     8.93%
      $ 25,351-$ 61,400      $ 42,351-$102,300    33.62%       6.03       6.78       7.53      8.29      9.04      9.79     10.54
      $ 61,401-$128,100      $102,301-$155,950    36.38%       6.29       7.07       7.86      8.65      9.43     10.22     11.00
      $128,101-$278,450      $155,951-$278,450    40.99%       6.78       7.63       8.47      9.32     10.17     11.02     11.86
          Over $278,450          Over $278,450    44.31%       7.18       8.08       8.98      9.88     10.77     11.67     12.57


*Net amount subject to federal and Maryland personal income tax after deductions and exemptions.

+Tax brackets are calculated using the highest Maryland State and local tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The illustration assumes the taxpayer is subject to a local income tax which is 60% of the State rate. The combined tax brackets assume that Maryland State and local income taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

                                                              MISSOURI


                                                 COMBINED
                                                 FEDERAL                         A FEDERAL AND MISSOURI STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        MO STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
       Up to   $ 25,350       Up to   $ 42,350    20.10%       5.01%      5.63%      6.26%     6.88%     7.51%     8.14%     8.76%
    $ 25,351 - $ 61,400    $ 42,351 - $102,300    32.32        5.91       6.65       7.39      8.13      8.87      9.60     10.34
    $ 61,401 - $128,100    $102,301 - $155,950    35.14        6.17       6.94       7.71      8.48      9.25     10.02     10.79
    $128,101 - $278,450    $155,951 - $278,450    39.84        6.65       7.48       8.31      9.14      9.97     10.80     11.64
        Over   $278,450        Over   $278,450    43.22        7.05       7.93       8.81      9.69     10.57     11.45     12.33


*Net amount subject to federal and Missouri personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Missouri tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Missouri taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Missouri State income tax rate is 6%.


                                                           NORTH CAROLINA
                                                 COMBINED
                                                 FEDERAL                     A FEDERAL AND NORTH CAROLINA STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        NC STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
       Up to   $ 25,350       Up to   $ 42,350    20.95%       5.06%      5.69%      6.33%     6.96%     7.59%     8.22%     8.86%
    $ 25,351 - $ 61,400    $ 42,351 - $102,300    33.04        5.97       6.72       7.47      8.21      8.96      9.71     10.45
    $ 61,401 - $128,100    $102,301 - $155,950    36.35        6.28       7.07       7.86      8.64      9.43     10.21     11.00
    $128,101 - $278,450    $155,951 - $278,450    40.96        6.78       7.62       8.47      9.32     10.16     11.01     11.86
        Over   $278,450        Over   $278,450    44.28        7.18       8.08       8.97      9.87     10.77     11.67     12.56


*Net amount subject to federal and North Carolina personal income tax after deductions and exemptions.

+Tax brackets are calculated using the highest North Carolina tax rate within each bracket. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that North Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%.

                                                               OREGON

                                                 COMBINED
                                                 FEDERAL                         A FEDERAL AND OREGON STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        OR STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 25,350         Up to $ 42,350    22.65%       5.17%      5.82%      6.46%     7.11%     7.76%     8.40%     9.05%
      $ 25,351-$ 61,400      $ 42,351-$102,300    34.48%       6.11       6.87       7.63      8.39      9.16      9.92     10.68
      $ 61,401-$128,100      $102,301-$155,950    37.21%       6.37       7.17       7.96      8.76      9.56     10.35     11.15
      $128,101-$278,450      $155,951-$278,450    41.76%       6.87       7.73       8.59      9.44     10.30     11.16     12.02
          Over $278,450          Over $278,450    45.04%       7.28       8.19       9.10     10.01     10.92     11.83     12.74


*Net amount subject to federal and Oregon personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Oregon tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Oregon taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Oregon State income tax rate is 9%.

                                                           SOUTH CAROLINA


                                                 COMBINED
                                                 FEDERAL                     A FEDERAL AND SOUTH CAROLINA STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        SC STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 25,350         Up to $ 42,350    20.95%       5.06%      5.69%      6.33%     6.96%     7.59%     8.22%     8.86%
      $ 25,351-$ 61,400      $ 42,351-$102,300    33.04%       5.97       6.72       7.47      8.21      8.96      9.71     10.45
      $ 61,401-$128,100      $102,301-$155,950    35.83%       6.23       7.01       7.79      8.57      9.35     10.13     10.91
      $128,101-$278,450      $155,951-$278,450    40.48%       6.72       7.56       8.40      9.24     10.08     10.92     11.76
          Over $278,450          Over $278,450    43.83%       7.12       8.01       8.90      9.79     10.68     11.57     12.46


*Net amount subject to federal and South Carolina personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest South Carolina tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that South Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed South Carolina State income tax rate is 7%.

                                                              TENNESSEE


                                                 COMBINED
                                                 FEDERAL                       A FEDERAL AND TENNESSEE STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        TN STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 25,350         Up to $ 42,350    20.10%       5.01%      5.63%      6.26%     6.88%     7.51%     8.14%     8.76%
      $ 25,351-$ 61,400      $ 42,351-$102,300    32.32%       5.91       6.65       7.39      8.13      8.87      9.60     10.34
      $ 61,401-$128,100      $102,301-$155,950    35.14%       6.17       6.94       7.71      8.48      9.25     10.02     10.79
      $128,101-$278,450      $155,951-$278,450    39.84%       6.65       7.48       8.31      9.14      9.97     10.80     11.64
          Over $278,450          Over $278,450    43.22%       7.05       7.93       8.81      9.69     10.57     11.45     12.33


*Net amount subject to federal and Tennessee personal income tax after deductions and exemptions.

+The combined tax brackets assume that Tennessee taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Tennessee State income tax rate is 6%.

                                                              VIRGINIA


                                                 COMBINED
                                                 FEDERAL                         A FEDERAL AND VIRGINIA STATE
                                                   AND                               TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN        VA STATE       4%        4.5%        5%        5.5%       6%       6.5%       7%
-----------------------  ---------------------     TAX      -----------------------------------------------------------------------
              (TAXABLE INCOME*)                  BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ----------  -----------------------------------------------------------------------
         Up to $ 25,350         Up to $ 42,350    19.89%       4.99%      5.62%      6.24%     6.87%     7.49%     8.11%     8.74%
      $ 25,351-$ 61,400      $ 42,351-$102,300    32.14%       5.89       6.63       7.37      8.10      8.84      9.58     10.32
      $ 61,401-$128,100      $102,301-$155,950    34.97%       6.15       6.92       7.69      8.46      9.23     10.00     10.76
      $128,101-$278,450      $155,951-$278,450    39.68%       6.63       7.46       8.29      9.12      9.95     10.78     11.60
          Over $278,450          Over $278,450    43.07%       7.03       7.90       8.78      9.66     10.54     11.42     12.30


*Net amount subject to federal and Virginia personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Virginia tax rate with the bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that Virginia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%. The assumed Virginia State income tax rate is 5.75%.

                             APPENDIX E: RATINGS

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

------------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of a Portfolio's fiscal year end.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.


                                  FITCH IBCA


INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Each Portfolio is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                           PART C - OTHER INFORMATION

ITEM 23.       EXHIBITS

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

     (2)       Amendment  dated June 23, 1997 to the  Declaration of Trust filed
               as  Exhibit  (1)(b)  to  Post-Effective   Amendment  No.  67  and
               incorporated herein by reference.

     (3) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 and incorporated herein by reference.

  (b)(1) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

     (2) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

  (c)          Reference is  made to Item 23(a) and 23(b) above.

  (d)          Not applicable

  (e)(1) Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
               (6)(a)(7) to Post-Effective Amendment No. 67 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 and incorporated herein by reference.

     (2)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company  dated  October  23,  1995  filed as  Exhibit  (8)(b)  to
               Post-Effective Amendment No. 57 and incorporated herein by reference.

  (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

         (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services

               Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 and incorporated herein by reference.

     (2)       Transfer Agency  Agreement dated January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and incorporated herein by reference.

  (i)          Opinion   of   Internal   Counsel   filed  as   Exhibit   (i)  to
               Post-Effective Amendment No. 73 and incorporated herein by reference.

  (j)           Consent  of  Independent   Auditors  for  Eaton  Vance   Alabama
               Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, and Eaton Vance Virginia Municipals Fund filed herewith.

  (k)          Not applicable

  (l)          Not applicable

  (m)(1) Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(g) to Post-Effective Amendment No. 67 and incorporated herein by reference.

     (2) Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 and incorporated herein by reference.

     (3) Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 and incorporated herein by reference.

  (n)(1) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Alabama Municipals Fund-Class A filed herewith.

     (2) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Alabama Municipals Fund-Class B filed herewith.

     (3) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Arkansas Municipals Fund-Class A filed herewith.

     (4) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Arkansas Municipals Fund-Class B filed herewith.

     (5) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Georgia Municipals Fund-Class A filed herewith.

     (6) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Georgia Municipals Fund-Class B filed herewith.

     (7) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Kentucky Municipals Fund-Class A filed herewith.

     (8) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Kentucky Municipals Fund-Class B filed herewith.

     (9) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Louisiana Municipals Fund-Class A filed herewith.

     (10) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Louisiana Municipals Fund-Class B filed herewith.

     (11) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Maryland Municipals Fund-Class A filed herewith.

     (12) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Maryland Municipals Fund-Class B filed herewith.

     (13) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Missouri Municipals Fund-Class A filed herewith.

     (14) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Missouri Municipals Fund-Class B filed herewith.

     (15) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance North Carolina Municipals Fund-Class A filed herewith.

     (16) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance North Carolina Municipals Fund-Class B filed herewith.

     (17) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Oregon Municipals Fund-Class A filed herewith.

     (18) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Oregon Municipals Fund-Class B filed herewith.

     (19) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance South Carolina Municipals Fund-Class A filed herewith.

     (20) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance South Carolina Municipals Fund-Class B filed herewith.

     (21) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Tennessee Municipals Fund-Class A filed herewith.

     (22) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Tennessee Municipals Fund-Class B filed herewith.

     (23) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Virginia Municipals Fund-Class A filed herewith.

     (24) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Virginia Municipals Fund-Class B filed herewith.

     (25) Financial Data Schedule for the fiscal year ended August 31, 1998 for Alabama Municipals Portfolio filed herewith.

     (26) Financial Data Schedule for the fiscal year ended August 31, 1998 for Arkansas Municipals Portfolio filed herewith.

     (27) Financial Data Schedule for the fiscal year ended August 31, 1998 for Georgia Municipals Portfolio filed herewith.

     (28) Financial Data Schedule for the fiscal year ended August 31, 1998 for Kentucky Municipals Portfolio filed herewith.

     (29) Financial Data Schedule for the fiscal year ended August 31, 1998 for Louisiana Municipals Portfolio filed herewith.

     (30) Financial Data Schedule for the fiscal year ended August 31, 1998 for Maryland Municipals Portfolio filed herewith.

     (31) Financial Data Schedule for the fiscal year ended August 31, 1998 for Missouri Municipals Portfolio filed herewith.

     (32) Financial Data Schedule for the fiscal year ended August 31, 1998 for North Carolina Municipals Portfolio filed herewith.

     (33) Financial Data Schedule for the fiscal year ended August 31, 1998 for Oregon Municipals Portfolio filed herewith.

     (34) Financial Data Schedule for the fiscal year ended August 31, 1998 for South Carolina Municipals Portfolio filed herewith.

     (35) Financial Data Schedule for the fiscal year ended August 31, 1998 for Tennessee Municipals Portfolio filed herewith.

     (36) Financial Data Schedule for the fiscal year ended August 31, 1998 for Virginia Municipals Portfolio filed herewith.

  (o) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 67 and incorporated herein by reference.

  (p)(1) Power of Attorney for Eaton Vance Municipals Trust dated April 22, 1997 filed as Exhibit (17)(a) to Post-Effective Amendment No. 65 and incorporated herein by reference.

     (2) Power of Attorney for Eaton Vance Municipals Trust dated November 16, 1998 filed as Exhibit (p)(2) to Post-Effective Amendment No. 75 and incorporated herein by reference.

     (3) Power of Attorney for Alabama Municipals Portfolio, Arizona Municipals Portfolio, Arkansas Municipals Portfolio, California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Florida Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals

               Portfolio, Massachusetts Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, National Municipals Portfolio, New Jersey Municipals Portfolio, New York Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Oregon Municipals Portfolio, Pennsylvania Municipals Portfolio, Rhode Island Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio, Texas Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 65 and incorporated herein by reference.

     (4) Power of Attorney for Alabama Municipals Portfolio, Arizona Municipals Portfolio, Arkansas Municipals Portfolio, California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Florida Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Massachusetts Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, National Municipals
               Portfolio, New Jersey Municipals Portfolio, New York Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Oregon Municipals Portfolio, Pennsylvania Municipals Portfolio, Rhode Island Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio, Texas Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated November 16, 1998 filed as Exhibit (p)(4) to Post-Effective Amendment No. 75 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

               Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT Adviser

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930) and BMR (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:
                                     C-5

Eaton Vance Advisers Senior Floating-Rate Fund        Eaton Vance Municipals Trust II
Eaton Vance Growth Trust                              Eaton Vance Mutual Funds Trust
Eaton Vance Income Fund of Boston                     Eaton Vance Prime Rate Reserves
Eaton Vance Investment Trust                          Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust                          EV Classic Senior Floating-Rate Fund

     (b)

         (1)                             (2)                               (3)
  Name and Principal            Positions and Offices             Positions and Offices
  Business Address*           with Principal Underwiter              with Registrant
  -----------------           -------------------------              ---------------
Albert F. Barbaro                   Vice President                         None
Chris Berg                          Vice President                         None
Kate B. Bradshaw                    Vice President                         None
David B. Carle                      Vice President                         None
Mark Carlson                        Vice President                         None
Daniel C. Cataldo                   Vice President                         None
Raymond Cox                         Vice President                         None
Peter Crowley                       Vice President                         None
Mark P. Doman                       Vice President                         None
Alan R. Dynner                      Vice President                      Secretary
Richard A. Finelli                  Vice President                         None
Kelly Flynn                         Vice President                         None
James Foley                         Vice President                         None
Michael A. Foster                   Vice President                         None
William M. Gillen               Senior Vice President                      None
Hugh S. Gilmartin                   Vice President                         None
James B. Hawkes              Vice President and Director        Vice President and Trustee
Perry D. Hooker                     Vice President                         None
Brian Jacobs                    Senior Vice President                      None
Thomas P. Luka                      Vice President                         None
John Macejka                        Vice President                         None
Stephen Marks                       Vice President                         None
Joseph T. McMenamin                 Vice President                         None
Morgan C. Mohrman               Senior Vice President                      None
James A. Naughton                   Vice President                         None
Joseph Nelson                       Vice President                         None
Mark D. Nelson                      Vice President                         None
Linda D. Newkirk                    Vice President                         None
James L. O'Connor                   Vice President                      Treasurer
Andrew Ogren                        Vice President                         None
Thomas Otis                      Secretary and Clerk                       None
George D. Owen, II                  Vice President                         None
Enrique M. Pineda                   Vice President                         None
F. Anthony Robinson                 Vice President                         None
Frances Rogell                      Vice President                         None
Jay S. Rosoff                       Vice President                         None
Benjamin A. Rowland,Jr.   Vice President, Treasurer and Director           None
Stephen M. Rudman                   Vice President                         None
John P. Rynne                       Vice President                         None
Kevin Schrader                      Vice President                         None
George V.F. Schwab, Jr.             Vice President                         None
Teresa A. Sheehan                   Vice President                         None
William M. Steul            Vice President and Director                    None
Cornelius J. Sullivan          Senior Vice President                       None
Peter Sykes                         Vice President                         None
David M. Thill                      Vice President                         None
John M. Trotsky                     Vice President                         None
Jerry Vainisi                       Vice President                         None
Chris Volf                          Vice President                         None
Wharton P. Whitaker            President and Director                      None
Sue Wilder                          Vice President                         None

------------------------------------------
* Address is 24 Federal Street, Boston, MA  02110

     (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody, Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 15, 1998.

                              EATON VANCE MUNICIPALS TRUST

                              By: /s/ THOMAS J.FETTER
                                  --------------------------------------
                                  Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas J. Fetter
--------------------             President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Jessica M. Bibliowicz*
----------------------                         Trustess
Jessica M. Bibliowicz


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
-----------------                              Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
     -----------------------------------
            Alan R. Dynner (As attorney-in-fact)

                                  SIGNATURES

     Alabama Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               ALABAMA MUNICIPALS PORTFOLIO

                               By:  /s/ THOMAS J. FETTER
                                   ----------------------------------------
                                   Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas J. Fetter
--------------------                President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
----------------                               Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
           Alan R. Dynner  (As attorney-in-fact)

                                   SIGNATURES

     Arkansas Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               ARKANSAS MUNICIPALS PORTFOLIO


                               By:  /s/ THOMAS J. FETTER
                                    ---------------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------                                 -----

 /s/ Thomas J. Fetter              President (Chief Executive Officer)
------------------------
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
----------------                               Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Georgia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               GEORGIA MUNICIPALS PORTFOLIO


                               By:  /s/ THOMAS J. FETTER
                                    ---------------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------                                 -----

 /s/ Thomas J. Fetter              President (Chief Executive Officer)
------------------------
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
----------------                               Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Kentucky Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               KENTUCKY MUNICIPALS PORTFOLIO


                               By:  /s/ THOMAS J. FETTER
                                    ---------------------------------------
                                   Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                   TITLE
      ---------                                   -----

 /s/ Thomas J. Fetter
--------------------               President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor                   Treasurer (and Principal
---------------------               Financial and Accounting Officer)
James L. O'Connor


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                              Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


John L. Thorndike*
------------------                               Trustee
John L. Thorndike


Jack L. Treynor*
----------------                                 Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Louisiana Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               LOUISIANA MUNICIPALS PORTFOLIO

                               By:  /s/ THOMAS J. FETTER
                                    ---------------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                   TITLE
      ---------                                   -----

 /s/ Thomas J. Fetter
--------------------                 President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor                   Treasurer (and Principal
---------------------                Financial and Accounting Officer)
James L. O'Connor


Donald R. Dwight*
-----------------                                Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                              Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer


John L. Thorndike*
------------------                               Trustee
John L. Thorndike


Jack L. Treynor*
----------------                                 Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Maryland Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               MARYLAND MUNICIPALS PORTFOLIO

                               By:  /s/ THOMAS J. FETTER
                                    ---------------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------                                 ------

 /s/ Thomas J. Fetter
--------------------                  President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
----------------                               Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Missouri Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               MISSOURI MUNICIPALS PORTFOLIO

                               By:  /s/ THOMAS J. FETTER
                                    ---------------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas J. Fetter
--------------------                President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
----------------                               Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     North Carolina Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               NORTH CAROLINA MUNICIPALS PORTFOLIO

                               By:  /s/ THOMAS J. FETTER
                                    -------------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas J. Fetter
--------------------                President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
----------------                               Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Oregon Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               OREGON MUNICIPALS PORTFOLIO

                               By:  /s/ THOMAS J. FETTER
                                    ---------------------------------------
                                   Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas J. Fetter
--------------------                President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
----------------                               Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner  (As attorney-in-fact)

                                   SIGNATURES

     South Carolina Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               SOUTH CAROLINA MUNICIPALS PORTFOLIO

                               By:  /s/ THOMAS J. FETTER
                                    --------------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------

/s/ Thomas J. Fetter
--------------------                President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
----------------                               Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
      Alan R. Dynner  (As attorney-in-fact)

                                   SIGNATURES

     Tennessee Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               TENNESSEE MUNICIPALS PORTFOLIO

                               By:  /s/ THOMAS J. FETTER
                                    ---------------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas J. Fetter
--------------------                President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
----------------                               Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
     Alan R. Dynner  (As attorney-in-fact)

                                   SIGNATURES

     Virginia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 15, 1998.

                               VIRGINIA MUNICIPALS PORTFOLIO

                               By:  /s/ THOMAS J. FETTER
                                    ---------------------------------------
                                    Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on December 15, 1998.

      SIGNATURE                                 TITLE
      ---------                                 -----

/s/ Thomas J. Fetter
--------------------                President (Chief Executive Officer)
Thomas J. Fetter


/s/ James L. O'Connor
---------------------                   Treasurer (Principal
James L. O'Connor                  Financial and Accounting Officer)


Donald R. Dwight*
-----------------                              Trustee
Donald R. Dwight


/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes


Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes


Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer


John L. Thorndike*
------------------                             Trustee
John L. Thorndike


Jack L. Treynor*
----------------                               Trustee
Jack L. Treynor


*By:  /s/  Alan R. Dynner
      ---------------------------------
     Alan R. Dynner  (As attorney-in-fact)

                                    EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (j) Consent of Independent Auditors for Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, and Eaton Vance Virginia Municipals Fund.

  (n)(1) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Alabama Municipals Fund-Class A .

     (2) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Alabama Municipals Fund-Class B .

     (3) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Arkansas Municipals Fund-Class A.

     (4) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Arkansas Municipals Fund-Class B .

     (5) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Georgia Municipals Fund-Class A.

     (6) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Georgia Municipals Fund-Class B.

     (7) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Kentucky Municipals Fund-Class A.

     (8) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Kentucky Municipals Fund-Class B.

     (9) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Louisiana Municipals Fund-Class A.

     (10) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Louisiana Municipals Fund-Class B.

     (11) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Maryland Municipals Fund-Class A.

     (12) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Maryland Municipals Fund-Class B .

     (13) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Missouri Municipals Fund-Class A.

     (14) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Missouri Municipals Fund-Class B.

     (15) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance North Carolina Municipals Fund-Class A.

     (16) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance North Carolina Municipals Fund-Class B.

     (17) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Oregon Municipals Fund-Class A.

     (18) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Oregon Municipals Fund-Class B.

     (19) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance South Carolina Municipals Fund-Class A.

     (20) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance South Carolina Municipals Fund-Class B.

     (21) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Tennessee Municipals Fund-Class A.

     (22) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Tennessee Municipals Fund-Class B.

     (23) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Virginia Municipals Fund-Class A.

     (24) Financial Data Schedule for the fiscal year ended August 31, 1998 for Eaton Vance Virginia Municipals Fund-Class B.

     (25) Financial Data Schedule for the fiscal year ended August 31, 1998 for Alabama Municipals Portfolio.

     (26) Financial Data Schedule for the fiscal year ended August 31, 1998 for Arkansas Municipals Portfolio.

     (27) Financial Data Schedule for the fiscal year ended August 31, 1998 for Georgia Municipals Portfolio.

     (28) Financial Data Schedule for the fiscal year ended August 31, 1998 for Kentucky Municipals Portfolio.

     (29) Financial Data Schedule for the fiscal year ended August 31, 1998 for Louisiana Municipals Portfolio.

     (30) Financial Data Schedule for the fiscal year ended August 31, 1998 for Maryland Municipals Portfolio.

     (31) Financial Data Schedule for the fiscal year ended August 31, 1998 for Missouri Municipals Portfolio.

     (32) Financial Data Schedule for the fiscal year ended August 31, 1998 for North Carolina Municipals Portfolio.

     (33) Financial Data Schedule for the fiscal year ended August 31, 1998 for Oregon Municipals Portfolio.

     (34) Financial Data Schedule for the fiscal year ended August 31, 1998 for South Carolina Municipals Portfolio.

     (35) Financial Data Schedule for the fiscal year ended August 31, 1998 for Tennessee Municipals Portfolio.

     (36) Financial Data Schedule for the fiscal year ended August 31, 1998 for Virginia Municipals Portfolio. .